              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION


                               DECEMBER 29, 2003


                       REGISTRATION NO. 33-57684; 811-7454

-------------------------------------------------------------------------------



                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                        --------------------------------

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                       POST-EFFECTIVE AMENDMENT NO. 21                   [X]
                                       AND


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 23                         [X]
                        (CHECK APPROPRIATE BOX OR BOXES)
                              ---------------------


                              PACIFIC CAPITAL FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
          (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, INCLUDING ZIP CODE)
                              ---------------------

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 554-3862

                              RYAN M. LOUVAR, ESQ.
                                     BISYS
                          60 STATE STREET, SUITE 1300
                                BOSTON, MA 02109
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                 WITH A COPY TO:
                              MICHAEL GLAZER, ESQ.
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                             515 SOUTH FLOWER STREET
                          LOS ANGELES, CALIFORNIA 90071

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):


         [ ]      IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)

         [X]      ON DECEMBER 30, 2003 PURSUANT TO PARAGRAPH (b)

         [ ]      60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)

         [ ]      ON (DATE) PURSUANT TO PARAGRAPH (a)(1)

         [ ]      75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)

         [ ]      ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

         [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT

                          [PACIFIC CAPITAL FUNDS LOGO]


                               December 30, 2003


                                  Mid-Cap Fund

                                    Class A
                                 Retail Shares

--------------------------------------------------------------------------------
        The Securities and Exchange Commission has not approved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                   QUESTIONS?
                  Call 800-258-9232 between 8 a.m. and 9 p.m.
            Eastern time or contact your investment representative.

         PACIFIC CAPITAL FUNDS                         TABLE OF CONTENTS


                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                      [icon]
Carefully review this                             3  Mid-Cap Fund
important section, which
summarizes the Fund's
investments, risks, past
performance, and fees.

                                                INVESTMENT OBJECTIVES, POLICIES AND RISKS

                                      [icon]
Review this section for                           6  Mid-Cap Fund
details on the Fund's                             6  Main Risks
investment strategies and
risks.

                                                FUND MANAGEMENT

                                      [icon]
Review this section for                           8  The Investment Adviser
details on the people and                         8  The Sub-Adviser
organizations who oversee                         8  Portfolio Managers
the Fund.                                         8  The Distributor, Administrator and
                                                     Sub-Administrator

                                                SHAREHOLDER INFORMATION

                                      [icon]
Review this section for                           9  Pricing of Fund Shares
details on how shares are                        10  Purchasing and Adding to Your Shares
valued, how to purchase,                         13  Selling Your Shares
sell and exchange shares,                        15  General Policies on Selling Shares
related charges, and                             17  Distribution Arrangements/Sales Charges
payments of dividends and                        21  Exchanging Your Shares
distributions.                                   22  Dividends, Distributions and Taxes

 [icon]

   RISK/RETURN SUMMARY AND FUND EXPENSES            MID-CAP FUND

                            RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE              - Long term capital appreciation

    PRINCIPAL                         The Fund invests at least 80% of its net assets in a
    INVESTMENT STRATEGIES             diversified portfolio of common stocks of U.S. companies
                                      within the market capitalization range of the S&P MidCap 400
                                      Index (approximately $276 million to $11.8 billion as of
                                      November 30, 2003), or in securities that are convertible
                                      into such common stocks (the Fund will provide its
                                      shareholders with at least 60 days' prior notice of any
                                      change in this non-fundamental "80%" policy). The Fund
                                      focuses on stocks its Sub-Adviser, Bankoh Investment
                                      Partners, LLC, believes are undervalued, fundamentally
                                      strong and undergoing positive change. The management team endeavors to add value through individual security selection rather than through industry selection. The management team employs an active process combining quantitative research
                                      and fundamental analysis.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of mid sized
                                      companies fluctuate more than larger more established
                                      companies. The values of the Fund's convertible securities, if any, may be affected by movements in interest rates; if rates rise, the values of convertible securities may fall.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - are investing for long term goals
                                        - want potential capital appreciation and are willing to
                                        accept the higher risks associated with investing in
                                          mid-cap stocks
                                        - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                        - safety of principal
                                        - a short term investment
                                        - regular income

    FUND PERFORMANCE                  Because the Fund is new, it does not have a performance
                                      record to compare against other mutual funds or broad
                                      measures of securities market performance, such as indices.

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

   RISK/RETURN SUMMARY AND FUND EXPENSES                     MID-CAP FUND


                                               FEES AND EXPENSES

As an investor in the Mid-Cap Fund, you may pay the following fees and expenses.

                                                SHAREHOLDER TRANSACTION EXPENSES
                                                (EXPENSES PAID BY YOU DIRECTLY)        A SHARES

                                                Maximum sales charge (load) on
                                                purchases (as a % of offering price)    5.25%(1,3)
                                                Maximum deferred sales charge (load)
                                                (as a % of offering price or sale
                                                price, whichever is less)                None(2)

                                                ANNUAL FUND OPERATING EXPENSES
                                                (FEES PAID FROM FUND ASSETS)           A SHARES

                                                Management fee*                         0.80%
                                                Distribution (12b-1) fee               0.75%*
                                                Other expenses**                        0.39%
                                                Total Fund operating expenses*          1.94%


                                     * The Management fee includes fees of 0.60% payable to the Adviser and 0.20% payable to the Sub-Adviser. The Adviser is limiting its portion of the Management fee to 0.31%, the Distributor is limiting the 12b-1 fee for Class A shares to 0.25% and the Administrator is limiting its administration fee (a component of Other expenses). TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS ARE ESTIMATED TO BE 1.05%. Any or all expense limitations may be revised or canceled at any time.


                                     ** Other expenses are estimates, as the
                                     Fund had not been operating prior to the date of this prospectus.

Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of The Asset Management Group of Bank of Hawaii, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

   (1) Lower sales charges are available depending upon the amount invested.

   (2) For investments of $1 million or more, a Contingent Deferred Sales Charge of up to 1.00% is applicable to redemptions within one year of purchase.

   (3) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

   RISK/RETURN SUMMARY AND FUND EXPENSES                     MID-CAP FUND


                                               EXPENSE EXAMPLE

                                                                                       1       3
                                                                                      YEAR   YEARS

                                                CLASS A SHARES                        $712   $1,102

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.

 [icon]

   INVESTMENT OBJECTIVES, POLICIES AND RISKS

   MID-CAP FUND

   The Mid-Cap Fund seeks to make your investment grow over the long term.


   Principal Investment Strategies



   The Fund invests at least 80% of its net assets in a diversified portfolio of common stocks of U.S. companies within the market capitalization range of the S&P MidCap 400 Index (approximately $276 million to $11.8 billion as of November 30, 2003), or in securities that are convertible into such common stocks. The Fund focuses on stocks its Sub-Adviser believes are undervalued, fundamentally strong and undergoing positive change. The management team endeavors to add value through individual security selection rather than through industry selection. The management team employs an active process combining quantitative research and fundamental analysis.



   Additional Investment Strategies


   The Fund can also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, including securities issued by larger companies. In addition, it can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

   MAIN RISKS

   The value of your investment in the Fund will go up and down, which means that you could lose money. You should consider an investment in the Fund as a long-term investment.


   STOCKS. The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions, and stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term high-grade fixed income securities.


   MID SIZED COMPANIES. Securities of mid sized companies may present greater opportunities than larger and more established companies for capital appreciation because of high potential earnings growth. But they also involve greater risk. Their securities may trade less frequently or in limited volume. As a result, these securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.


   CONVERTIBLE SECURITIES. The Fund may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of common stock of the same or other issuers. Convertible securities are usually subordinated in right of payment to nonconvertible debt securities of the same issuer, but are senior to common stocks in an issuer's capital structure. Their prices tend to be influenced by changes in interest rates (in the same manner as described below for debt securities) as well as changes in the market value of the common stock into which they can be converted.

   INVESTMENT OBJECTIVES, POLICIES AND RISKS



   Additional Risks


   FOREIGN SECURITIES. Investments in foreign securities involve risks that are not typically associated with domestic securities. Changes in foreign currency exchange rates will affect the values of investments quoted or payable in currencies other than the U.S. dollar. Less information may be publicly available about foreign issuers. They also are not generally subject to the same accounting, auditing and financial reporting standards as domestic issuers. Foreign stock markets have different clearance and settlement procedures, and higher brokerage commissions and transaction costs, than U.S. markets. In addition, foreign exchanges, brokers and issuers generally are not supervised or regulated as closely as in the United States. Furthermore, foreign income tax laws may require withholding of interest, gains or dividends. Certain other adverse developments could also occur, such as expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments and the ability to enforce contracts.

   DEBT SECURITIES. The values of and income generated by the debt securities held by the Fund fluctuate in response to movements in interest rates. When rates rise, the values generally fall, and when rates decline, the values generally increase. In addition, the issuers of any of the debt securities held by the Fund may fail to pay interest or principal when due, although the U.S. Treasury securities held by the Fund are direct obligations of the U.S. Government.

   The Fund generally only acquires bonds that are rated "investment grade" at the time of purchase, which means they are rated in one of the top four categories by a nationally recognized statistical rating organization, or unrated obligations that The Asset Management Group of Bank of Hawaii or its Sub-Adviser determines are of comparable quality. However, obligations with the lowest of these ratings have some speculative characteristics, and changes in economic conditions are more likely to lead to the issuer's weakened capacity to make principal and interest payments than higher rated securities. If the rating of a security decreases after the Fund buys it, or it is no longer rated, The Asset Management Group of Bank of Hawaii or its Sub-Adviser will decide whether the Fund should continue to hold the security.

   U.S. Government securities include not only U.S. Treasury obligations, but also obligations of various agencies and instrumentalities of the U.S. Government. Some of these are supported by the full faith and credit of the U.S. Treasury, but others are supported only by the issuer's right to borrow from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase the agency's obligations, or by the instrumentalities' own credit. The U.S. Government might not provide financial support to instrumentalities it sponsors if it is not legally obligated to do so. However, the Fund will invest in the obligations of such instrumentalities only when The Asset Management Group of Bank of Hawaii or its Sub-Adviser believes that the credit risk is minimal.

 [ICON]

   FUND MANAGEMENT

   THE INVESTMENT ADVISER


   The Asset Management Group of Bank of Hawaii (the "Adviser") is the investment adviser for the Fund. The Adviser has managed the financial assets of corporations and institutional investors for more than a century. The Asset Management Group of Bank of Hawaii is located at 111 S. King Street, Honolulu, Hawaii 96813 and oversees more than $11 billion in client assets. The Adviser's investment management team -- including portfolio managers, financial analysts and economists -- is responsible for nearly $7 billion of these assets. For these advisory services, the Fund will pay the Adviser an annual fee in the amount of 0.60% of the Fund's average daily net assets.


   THE SUB-ADVISER


   Bankoh Investment Partners, LLC, a non-banking subsidiary of Bank of Hawaii, located at 130 Merchant St., Suite 240, Honolulu, Hawaii 96813, is the Sub-Adviser to the Fund, and provides investment advisory services with respect to management of the Fund's portfolio. For the Sub-Adviser's services, the Fund pays 0.20% of the Fund's average daily net assets.


   PORTFOLIO MANAGERS


   Overall management of the Fund is coordinated by the Adviser's registered investment adviser unit, which is staffed with over 15 people, including 2 Chartered Financial Analysts and 5 MBAs. Day-to-day investment decisions are made for the Fund by the Sub-Adviser. The Sub-Adviser utilizes a team approach to manage the Fund.


   The Statement of Additional Information has more detailed information about the Adviser and other service providers.

   THE DISTRIBUTOR, ADMINISTRATOR AND SUB-ADMINISTRATOR

   BISYS Fund Services LP ("BISYS") is the Fund's distributor and BISYS Fund Services Ohio, Inc. is the Fund's administrator. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219.

   BISYS Ohio has entered into a Sub-Administration Agreement with the Bank of Hawaii, an affiliate of the Adviser, effective January 1, 2003, which provides that Bank of Hawaii will assist BISYS Ohio in performing certain administrative services to the Funds. The address of Bank of Hawaii is 130 Merchant Street, Honolulu, Hawaii 96813.

 [ICON]

   SHAREHOLDER INFORMATION

   PRICING OF FUND SHARES

   ---------------------------
   HOW NAV IS CALCULATED
   NAV is calculated by adding
   the total value of the
   Fund's investments and
   other assets attributable
   to Class A shares,
   subtracting its liabilities
   attributable to Class A
   shares, and then dividing
   that figure by the number
   of outstanding Class A
   shares of the Fund:

              NAV =
   Total Assets - Liabilities
   --------------------------
        Number of Shares
           Outstanding

   Locate the Fund's NAV daily
   in The Wall Street Journal
   and other newspapers or
   call 800-258-9232 for
   information.
   ---------------------------

The price of the Fund's shares is based on its per share net asset value ("NAV"). The NAV for Class A shares of the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange (normally at 4 p.m. Eastern time) on days the Exchange is open. Your order will be priced at the next NAV calculated after your order is received and accepted by the Fund (plus any applicable sales charge).


The Fund's securities are valued at current market prices except for debt obligations with remaining maturities of 60 days or less (which are valued at amortized cost). If market quotations are not readily available, securities will be valued by a method that the Board of Trustees believes accurately reflects fair value.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES

   You can purchase shares
   of the Fund through the
   Pacific Capital Funds'
   Distributor or through
   brokers and other
   investment
   representatives,
   including an affiliate
   of The Asset Management
   Group of Bank of Hawaii,
   which may charge
   additional fees and may
   require higher minimum
   investments or impose
   other limitations on
   buying and selling
   shares. If you purchase
   shares through an
   investment
   representative, it is
   responsible for
   transmitting orders to
   the Distributor by the
   Fund's close of business
   and may have an earlier
   cut-off time for
   purchase and sale
   requests. Consult your
   investment
   representative or
   institution for specific
   information.

                                                      MINIMUM INVESTMENTS    INITIAL INVESTMENT    SUBSEQUENT
                                                   Regular
                                                   (non-retirement)                $1,000             $50
                                                   ----------------------------------------------------------
                                                   Retirement (IRA)                $  250             $50
                                                   ----------------------------------------------------------
                                                   Auto Invest Plan                $  100             $50

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. Third-party checks, cash, money orders, credit cards, credit card convenience checks, traveler's checks and checks payable in foreign currency are not accepted.

The Fund may waive its minimum purchase requirement, and the Distributor may reject a purchase order, if the Distributor decides this is in the best interest of the Fund's shareholders. The Fund reserves the right to suspend or modify the continuous offering of its shares.

   -----------------------------------------------------------------------------

   AVOID TAX WITHHOLDING
   The Fund must withhold 28% of your taxable dividends, capital gains distributions and redemptions if you have not provided the Fund with your taxpayer identification number in compliance with IRS regulations. To avoid this, make sure you provide your correct tax identification number (social security number for most investors) on your account application.

   -----------------------------------------------------------------------------

                                   QUESTIONS?

                           Call 800-258-9232 or your
                           investment representative.
 10

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   INSTRUCTIONS FOR OPENING OR
   ADDING TO AN ACCOUNT

   BY REGULAR MAIL
   Initial Investment:

   If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases follow the instructions below.

   1. Carefully read, complete and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check payable to "Pacific Capital Funds" and include the name of the Fund on the check.

   3. Mail to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130

   Subsequent Investments:

   1. Use the investment slip attached to your account statement.
     Or, if unavailable,

   2. Include the following information on a piece of paper:
      - Fund name
      - Share class
      - Amount invested
      - Account name
      - Account number

      (Include your account number on your check)

   3. Mail investment slip and check to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130

   BY OVERNIGHT SERVICE

   See instructions 1-2 above.

   3. Send to: Pacific Capital Funds,
      c/o BISYS Fund Services,
      Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219

   BY ELECTRONIC PURCHASE

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. Your bank or broker may charge for this service.

   Establish the electronic purchase option on your account application or call 800-258-9232 for instructions. Your account can generally be set up for electronic purchases within 15 days.

   Call 800-258-9232 to arrange a transfer from your bank account.

                                                     ELECTRONIC VS. WIRE
                                                     TRANSFER

                                                     Wire transfers allow
                                                     financial institutions to
                                                     send funds to each other,
                                                     almost instantaneously.
                                                     With an electronic
                                                     purchase or sale, the
                                                     transaction is made
                                                     through the Automated
                                                     Clearing House (ACH),
                                                     which may take up to eight
                                                     days to clear. The Fund
                                                     does not charge a fee for
                                                     ACH transactions. Note:
                                                     Your Financial Institution
                                                     may charge a separate fee.
                                   QUESTIONS?
                           Call 800-258-9232 or your
                           investment representative.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   Please phone the Fund at 800-258-9232 for instructions on opening an account or purchasing additional shares by wire.

   AUTO INVEST PLAN

   You can make automatic investments in the Fund from your bank account, through payroll deduction, or from your federal employment, social security or other regular government checks. Automatic investments can be as little as $50, once you've invested the $100 minimum required to open the account.

   To Invest Regularly from Your Bank Account:

   1) Complete the Auto Invest Plan portion of your Account Application. Make sure you note:
      -- your bank name, address, and account number
      -- the amount you want to invest automatically (minimum $50)
      -- how often you want to invest (bi-monthly, monthly, quarterly, semi-annual or annual)

   2) Attach a voided personal check.

   The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice. The Fund also reserves the right to reject any purchase or to suspend or modify the continuous offering of their shares.


   The Fund's transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person's) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Fund, the Distributor and the transfer agent each reserve the right to close your account or to take such other action as they deem reasonable or required by law.

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES

   INSTRUCTIONS FOR SELLING SHARES
                                   WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

                                   As a mutual fund shareholder, you are
                                   technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

                                  CONTINGENT DEFERRED SALES CHARGE

                                  You will also pay a fee for Class A shares sold within one year of a purchase of $1 million or more. This fee will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

You can sell your shares at
any time. Your sales price
will be the next NAV after
your sell order is received
by the Fund or your
investment representative.
Normally you will receive
your proceeds within a week
after your request is
received.

   If selling shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other transactions, follow the instructions below.

   BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)


     1. Call 800-258-9232 with instructions as to how you want to receive your funds (mail, wire, electronic transfer). See "General Policies on Selling Shares" below.


   BY MAIL (SEE "GENERAL POLICIES ON SELLING SHARES -- REDEMPTIONS IN WRITING REQUIRED" BELOW.)

     1. Call 800-258-9232 to request redemption forms (if your account is an IRA or another form of retirement plan), or write a letter of instruction indicating:
        - Your Fund and account number
        - Amount you want to redeem
        - Address where your check should be sent
        - Account owner signature

     2. Mail to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130 BY OVERNIGHT SERVICE

     1. See instruction 1 above.

     2. Send to: Pacific Capital Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES
   CONTINUED

   WIRE TRANSFER

   You must select this option on your account application.

   The Fund does not charge a wire transfer fee. Note: Your financial institution may charge a separate fee.

   Call 800-258-9232 to request a wire transfer. If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

   ELECTRONIC REDEMPTIONS

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

   Note: Your bank may charge for this service.

   Call 800-258-9232 to request an electronic redemption.


   If you call and your sell order is received by 4 p.m. Eastern time, the NAV of your shares will be determined on the same day and the proceeds will be credited within a week after the transaction clears.


   AUTO WITHDRAWAL PLAN

   You can receive automatic payments from your Class A shares account on a bi-monthly, monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:
     - Make sure you've checked the appropriate box on the account application. Or call 800-258-9232.
     - Include a voided personal check.
     - Your account must have a value of $5,000 or more to start withdrawals.
     - If the value of your account falls below $1,000, you may be asked to invest more to bring the account back to $1,000, or we may close your account and mail the proceeds to you.

                                   QUESTIONS?
                           Call 800-258-9232 or your
                           investment representative.
 14

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. All requests for redemptions from individual retirement accounts ("IRAs") must be in writing.

   2. Redemption requests require a signature guarantee when:
      - You ask us to make the check payable to someone who is not the owner of the account
      - You ask us to mail the check to an address that is not the address on your account
      - You ask us to wire the proceeds to a commercial bank account that is not designated on your account application
      - The redemption proceeds exceed $100,000

   You must obtain a signature guarantee from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   The Fund does not accept signatures guaranteed by a notary public.

   TELEPHONE REDEMPTIONS

   The Fund makes every effort to ensure that telephone redemptions are only made by authorized traders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Because of these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Fund, the Transfer Agent, the Adviser and/or the Distributor may be liable for losses due to unauthorized transactions.

   At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT


   When you have made an investment by check, you cannot receive any portion of the redemption proceeds on the same investment until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 days). You can avoid this delay by purchasing shares by wire.


   REFUSAL OF REDEMPTION REQUEST


   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission ("SEC") in order to protect remaining shareholders.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   REDEMPTION IN KIND

   We reserve the right to make your redemption payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect the Fund's operations (for example, more than 1% of the Fund's net assets). If we deem it advisable for the benefit of all shareholders, you will receive securities equal in market value to your redemption price, net of any CDSC. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $250, we may ask you to increase your balance to the minimum investment amount. If it is still below $250 after 60 days, we may close your account and send you the proceeds at the current NAV, net of any CDSC.

   UNDELIVERABLE REDEMPTION CHECKS

   If you choose to receive distributions in cash and distribution checks are returned and marked as "undeliverable" or remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

                                   QUESTIONS?
                           Call 800-258-9232 or your
                           investment representative.
 16

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   This section describes the sales charges and fees you will pay as an investor in Class A shares offered by the Fund and ways to qualify for reduced sales charges. Certain qualified institutional buyers are eligible to purchase Class Y shares of the Fund. Class Y shares are offered by another prospectus which is available by calling 800-258-9232.

     TYPES OF CHARGES                                        CLASS A
     Sales Charge (Load)                                     Front-end sales charge (at the time of your
                                                             purchase); reduced sales charges are available.(1)
     Distribution (12b-1) Fees                               Subject to annual distribution fees of up to .75%
                                                             of the Fund's net assets.(2)

   (1) You may incur a contingent deferred sales charge on shares sold within one year of a purchase of $1 million or more.
   (2) Until further notice, the Distributor voluntarily intends to waive a portion of its 12b-1 fee, so that the fee payable by the Fund will not exceed .25% of the average daily net asset value attributable to the Fund's Class A shares on an annual basis.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

                                                SALES CHARGE     SALES CHARGE     DEALER PAYMENT
                       YOUR                      AS A % OF         AS A % OF        AS A % OF
                    INVESTMENT                 OFFERING PRICE   YOUR INVESTMENT   OFFERING PRICE
      Less than $25,000                            5.25%             5.54%            4.73%
      ------------------------------------------------------------------------------------------
      $25,000 but less than $50,000                4.75%             4.99%            4.28%
      ------------------------------------------------------------------------------------------
      $50,000 but less than $100,000               4.25%             4.44%            3.83%
      ------------------------------------------------------------------------------------------
      $100,000 but less than $250,000              3.75%             3.90%            3.38%
      ------------------------------------------------------------------------------------------
      $250,000 but less than $500,000              3.25%             3.36%            2.93%
      ------------------------------------------------------------------------------------------
      $500,000 but less than $1,000,000            2.75%             2.83%            2.48%
      ------------------------------------------------------------------------------------------
      $1,000,000 and above(1)                      0.00%             0.00%            0.00%

   (1) You will pay a contingent deferred sales charge (CDSC) on these shares of up to 1.00% of the purchase price if you redeem them in the first year after purchase. The Distributor will base this charge on the lower of your cost for the shares or their NAV at the time of sale. The CDSC does not apply to reinvested distributions.

   The Distributor may pay securities dealers from its own resources up to 1.00% of the offering price of Class A shares of the Fund for individual sales of $1 million to $5 million and 0.50% of the offering price of Class A shares of the Fund for individual sales over $5 million.

   The Distributor reserves the right to pay the entire sales charge to dealers. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   SALES CHARGE REDUCTIONS

   You may qualify for reduced sales charges under the following circumstances.

    -- LETTER OF INTENT. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 3% of the total amount you intend to purchase with your letter of intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. If the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charge.

    -- RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

    -- COMBINATION PRIVILEGE. You can combine accounts of multiple Funds or accounts of immediate family household members (spouse and children under 21) to reduce sales charges. Reduced prices are also available for investors who are members of certain qualified groups.

   SALES CHARGE WAIVERS

   CLASS A SHARES

   The following qualify for waivers of sales charges:

    -- Current and retired trustees, directors, employees, and family members of the Trust, The Asset Management Group of Bank of Hawaii and its affiliates or any other organization that provides services to the Trust.

    -- Investors for whom The Asset Management Group of Bank of Hawaii or one of its affiliates acts in a fiduciary, advisory, custodial, agency or similar capacity (except those investors for whom Pacific Century Investment Services provides custodial services).

    -- Investors who purchase shares of the Fund through a retirement related payroll deduction plan, a 401(k) plan, a 403(b) plan, or a similar plan which by its terms permits purchases of shares.

    -- Other investment companies distributed by the Distributor.

    -- Investors who purchase shares with the proceeds from the recent redemption of shares of any non-money market mutual fund with a front-end or back-end sales charge of equal or greater value.

    -- Investors who purchase shares with the proceeds from the recent redemption of Class Y shares of the Trust.

   BISYS must be notified in writing by you or your financial institution at the time the purchase is made. A copy of your account statement showing the redemption must accompany the notice.
     REINSTATEMENT PRIVILEGE

     If you have sold Class A shares of the Fund and decide to reinvest in the Fund within a 120 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 120 days of the date your instructions to sell were processed.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   DISTRIBUTION (12b-1) FEES

   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than paying other types of sales charges.

    -- Class A shares pay a 12b-1 fee of up to .75% of the average daily net assets of the Fund.

    -- The Distributor may use up to .25% of the 12b-1 fee for shareholder servicing and up to .50% for distribution.

   Until further notice, the Distributor voluntarily intends to waive a portion of its 12b-1 fee, so that the fee payable by the Fund will not exceed .25% of the average daily net asset value attributable to the Fund's Class A shares on an annual basis.

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES
   You can exchange your
   shares in one Fund for
   shares of the same class of
   another Fund, usually
   without paying additional
   sales charges (see "Notes"
   below). Class A shares of
   other Pacific Capital Funds
   are offered in a separate
   prospectus. Class A
   shareholders may also
   exchange their shares for
   service class shares of
   other investment companies
   for which The Asset
   Management Group of Bank of
   Hawaii serves as investment
   adviser. These are the
   Pacific Capital Cash Assets
   Trust, the Pacific Capital
   Tax-Free Cash Assets Trust
   and the Pacific Capital
   U.S. Government Securities
   Cash Assets Trust. No
   transaction fees are
   charged for exchanges.

   You must meet the minimum
   investment requirements for
   the Fund into which you are
   exchanging.


   NOTES ON EXCHANGES

     - The registration and tax
       identification numbers of the
       two accounts must be
       identical.
     - The Exchange Privilege may be
       changed or eliminated at any
       time after a 60-day notice to
       shareholders.
     - Be sure to read carefully the
       Prospectus of any Fund or
       other investment company into
       which you wish to exchange
       shares.
INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges from one Fund to another are taxable. You can make exchanges by sending a written request to Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130, or by calling 800-258-9232. Please provide the following information:
  - Your name and telephone number
  - The exact name on your account and account number
  - Taxpayer identification number (usually your social security number)
  - Dollar value or number of shares you are exchanging
  - The name of the Fund from which the exchange is to be made
  - The name of the Fund into which the exchange is being made

See "Selling Your Shares" for important information about telephone transactions.

To prevent disruption in the management of the Fund due to market timing strategies:

  - exchange activity may be limited to four substantial exchanges within one calendar year period;

  - the Fund may refuse any purchase or exchange request for Fund shares if management determines that such request could adversely affect the Fund's NAV, including as a result of the shareholder's excessive trading (to be determined at management's discretion); and
  - the Fund may, after prior warning and notification, close an account due to excessive trading.

The Fund's ability to monitor trades placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts, and fee-based programs is limited, and the Fund may not be able to detect market timing activities by such underlying shareholders.

   SHAREHOLDER INFORMATION


   DIVIDENDS, DISTRIBUTIONS AND TAXES

   DIVIDENDS AND DISTRIBUTIONS

   The Fund will declare and pay dividends of substantially all of its net income quarterly and distribute any capital gains annually.

   The Fund automatically reinvests all income dividends and capital gains distributions in additional shares of the same Fund and Class on the ex-dividend date unless you request otherwise in writing to the Transfer Agent (at least 15 days prior to the distribution). The Distributor does not charge any fees or sales charges on reinvestments. You may elect to receive your dividends/distributions in cash either by check sent to your address or by wire to your bank account.

   The value of your shares will be reduced by the amount of dividends and distributions. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

   TAXES

   Dividends generally are taxable as ordinary income. Certain distributions designated as "qualified dividends" are generally taxable to an individual shareholder at his or her maximum long-term capital gains rate. Taxes on capital gains distributed by the Fund varies with the length of time the Fund has held the security -- not how long you have been invested in the Fund.

   Dividends are taxable in the year in which they are declared, even if they appear on your account statement the following year. Dividends and distributions are treated the same for federal income tax purposes whether you receive them in cash or in additional shares.

   The Fund may incur foreign income taxes in connection with some of their foreign investments. Certain of these taxes may be credited to shareholders.

   You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   An exchange of shares is considered a sale, and any related gains may be subject to federal and state taxes.

   Foreign shareholders may be subject to special withholding requirements. A penalty is charged on certain pre-retirement distributions from retirement accounts. Consult your tax advisor about the federal, state and local tax consequences in your particular circumstances.

   SHAREHOLDER INFORMATION


   DIVIDENDS, DISTRIBUTIONS AND TAXES
   CONTINUED

   HAWAII TAX INFORMATION

   Dividends and distributions made by the Fund to Hawaii residents will generally be treated for Hawaii income tax purposes in the same manner as they are treated for federal income tax purposes.

   If you are not a Hawaii resident you should not be subject to Hawaii income taxation on dividends and distributions made by the Fund, but you will be subject to taxes of other states and localities.

For more information about the Pacific Capital Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's Annual and Semi-Annual reports to shareholders will contain detailed information on the Fund's investments. The annual report will include a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including operations, proxy voting and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can obtain free copies of Annual Reports, Semi-Annual Reports and the SAI, or request other information and discuss your questions about the Fund, by contacting the Bank of Hawaii or a broker that sells the Fund. Or contact us at:

                            PACIFIC CAPITAL FUNDS

                            P.O. BOX 182130

                            COLUMBUS, OHIO 43218-2130

                            TELEPHONE: 1-800-258-9232

You can review and copy the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. For the hours of operation for the Public Reference Room call 1-202-942-8090. You can receive text-only copies:

- For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request, by emailing the SEC at: publicinfo@sec.gov

- At no charge from the EDGAR database on the SEC's Website at http://www.sec.gov

Investment Company Act file no. 811-7454.

12/03
PCP 0047

                          [PACIFIC CAPITAL FUNDS LOGO]


                               December 30, 2003


                                  Mid-Cap Fund

                                    Class Y
                              Institutional Shares

--------------------------------------------------------------------------------
        The Securities and Exchange Commission has not approved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                   QUESTIONS?

                  Call 800-258-9232 between 8 a.m. and 9 p.m.
            Eastern time or contact your investment representative.

         PACIFIC CAPITAL FUNDS                         TABLE OF CONTENTS


                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                      [ICON]
Carefully review this                             3  Mid-Cap Fund
important section, which
summarizes the Fund's
investments, risks, past
performance, and fees.
                                                INVESTMENT OBJECTIVES, POLICIES AND RISKS

                                      [ICON]
Review this section for                           5  Mid-Cap Fund
details on the Fund's                             5  Main Risks
investment strategies and
risks.
                                                FUND MANAGEMENT

                                      [ICON]
Review this section for                           7  The Investment Adviser
details on the people and                         7  The Sub-Adviser
organizations who oversee                         7  Portfolio Managers
the Fund.                                         7  The Distributor, Administrator and
                                                     Sub-Administrator
                                                SHAREHOLDER INFORMATION

                                      [ICON]
Review this section for                           8  Pricing of Fund Shares
details on how shares are                         9  Purchasing and Adding to Your Shares
valued, how to purchase,                         12  Selling Your Shares
sell and exchange shares,                        14  General Policies on Selling Shares
related charges, and                             15  Exchanging Your Shares
payments of dividends and                        16  Dividends, Distributions and Taxes
distributions.

 [ICON]

   RISK/RETURN SUMMARY AND FUND EXPENSES            MID-CAP FUND

                            RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE              - Long term capital appreciation

    PRINCIPAL                         The Fund invests at least 80% of its net assets in a diversified portfolio of
    INVESTMENT STRATEGIES             common stocks of U.S. companies within the market capitalization range of the
                                      S&P MidCap 400 Index (approximately $276 million to $11.8 billion as of November
                                      30, 2003), or in securities that are convertible into such common stocks (the
                                      Fund will provide its shareholders with at least 60 days' prior notice of any change in this non-fundamental "80%" policy). The Fund focuses on stocks its
                                      Sub-Adviser, Bankoh Investment Partners, LLC, believes are undervalued, fundamentally strong and undergoing positive change. The management team endeavors to add value through individual security selection rather than through industry selection. The management team employs an active process combining quantitative research and fundamental analysis.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate with market
    INVESTMENT RISKS                  conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.




                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of mid sized companies fluctuate more than larger more established companies. The values of the Fund's convertible securities, if any, may be affected by movements in interest rates; if rates rise, the values of convertible securities may fall.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - are investing for long term goals
                                        - want potential capital appreciation and are willing to accept the higher risks associated with investing in mid-cap stocks
                                        - want professional portfolio management

                                      This Fund is not appropriate for anyone seeking:
                                        - safety of principal
                                        - a short term investment
                                        - regular income

    FUND                              Because the Fund is new, it does not have a performance record to compare
    PERFORMANCE                       against other mutual funds or broad measures of securities market performance, such as indices.

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


 3.1

   RISK/RETURN SUMMARY AND FUND EXPENSES                     MID-CAP FUND


                                               FEES AND EXPENSES

As an investor in the Mid-Cap Fund, you may pay the following fees and expenses.

                                                ANNUAL FUND OPERATING EXPENSES(1)
                                                (FEES PAID FROM FUND ASSETS)        Y SHARES

                                                Management fee                       0.80%
                                                Other expenses(2)                    0.39%
                                                Total Fund operating expenses        1.19%


                                     (1) The Management fee includes fees of
                                     0.60% payable to the Adviser and 0.20%
                                     payable to the Sub-Adviser. The Adviser is limiting its portion of the Management fee to 0.31% and the Administrator is limiting its administration fee (a component of Other expenses). TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS ARE ESTIMATED TO BE 0.80%. Any or all expense limitations may be revised or canceled at any time.


                                     (2) Other expenses are estimates, as the Fund had not been operating prior to the date of this prospectus.

Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of The Asset Management Group of Bank of Hawaii, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

                                               EXPENSE EXAMPLE

                                                                                       1      3
                                                                                      YEAR   YEARS

                                                CLASS Y SHARES                        $121   $378

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.

 [ICON]

   INVESTMENT OBJECTIVES, POLICIES AND RISKS

   MID-CAP FUND

   The Mid-Cap Fund seeks to make your investment grow over the long term.


   Principal Investment Strategies



   The Fund invests at least 80% of its net assets in a diversified portfolio of common stocks of U.S. companies within the market capitalization range of the S&P MidCap 400 Index (approximately $276 million to $11.8 billion as of November 30, 2003), or in securities that are convertible into such common stocks. The Fund focuses on stocks its Sub-Adviser believes are undervalued, fundamentally strong and undergoing positive change. The management team endeavors to add value through individual security selection rather than through industry selection. The management team employs an active process combining quantitative research and fundamental analysis.



   Additional Investment Strategies


   The Fund can also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, including securities issued by larger companies. In addition, it can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

   MAIN RISKS

   The value of your investment in the Fund will go up and down, which means that you could lose money. You should consider an investment in the Fund as a long-term investment.


   STOCKS. The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions, and stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term high-grade fixed income securities.


   MID SIZED COMPANIES. Securities of mid sized companies may present greater opportunities than larger and more established companies for capital appreciation because of high potential earnings growth. But they also involve greater risk. Their securities may trade less frequently or in limited volume. As a result, these securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.


   CONVERTIBLE SECURITIES. The Fund may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of common stock of the same or other issuers. Convertible securities are usually subordinated in right of payment to nonconvertible debt securities of the same issuer, but are senior to common stocks in an issuer's capital structure. Their prices tend to be influenced by changes in interest rates (in the same manner as described below for debt securities) as well as changes in the market value of the common stock into which they can be converted.

   INVESTMENT OBJECTIVES, POLICIES AND RISKS



   Additional Risks



   FOREIGN SECURITIES. Investments in foreign securities involve risks that are not typically associated with domestic securities. Changes in foreign currency exchange rates will affect the values of investments quoted or payable in currencies other than the U.S. dollar. Less information may be publicly available about foreign issuers. They also are not generally subject to the same accounting, auditing and financial reporting standards as domestic issuers. Foreign stock markets have different clearance and settlement procedures, and higher brokerage commissions and transaction costs, than U.S. markets. In addition, foreign exchanges, brokers and issuers generally are not supervised or regulated as closely as in the United States. Furthermore, foreign income tax laws may require withholding of interest, gains or dividends. Certain other adverse developments could also occur, such as expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments and the ability to enforce contracts.



   DEBT SECURITIES. The values of and income generated by the debt securities held by the Fund fluctuate in response to movements in interest rates. When rates rise, the values generally fall, and when rates decline, the values generally increase. In addition, the issuers of any of the debt securities held by the Fund may fail to pay interest or principal when due, although the U.S. Treasury securities held by the Fund are direct obligations of the U.S. Government.


   The Fund generally only acquires bonds that are rated "investment grade" at the time of purchase, which means they are rated in one of the top four categories by a nationally recognized statistical rating organization, or unrated obligations that The Asset Management Group of Bank of Hawaii or its Sub-Adviser determines are of comparable quality. However, obligations with the lowest of these ratings have some speculative characteristics, and changes in economic conditions are more likely to lead to the issuer's weakened capacity to make principal and interest payments than higher rated securities. If the rating of a security decreases after the Fund buys it, or it is no longer rated, The Asset Management Group of Bank of Hawaii or its Sub-Adviser will decide whether the Fund should continue to hold the security.

   U.S. Government securities include not only U.S. Treasury obligations, but also obligations of various agencies and instrumentalities of the U.S. Government. Some of these are supported by the full faith and credit of the U.S. Treasury, but others are supported only by the issuer's right to borrow from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase the agency's obligations, or by the instrumentalities' own credit. The U.S. Government might not provide financial support to instrumentalities it sponsors if it is not legally obligated to do so. However, the Fund will invest in the obligations of such instrumentalities only when The Asset Management Group of Bank of Hawaii or its Sub-Adviser believes that the credit risk is minimal.

 [ICON]

   FUND MANAGEMENT

   THE INVESTMENT ADVISER


   The Asset Management Group of Bank of Hawaii (the "Adviser") is the investment adviser for the Fund. The Adviser has managed the financial assets of corporations and institutional investors for more than a century. The Asset Management Group of Bank of Hawaii is located at 111 S. King Street, Honolulu, Hawaii 96813 and oversees more than $11 billion in client assets. The Adviser's investment management team -- including portfolio managers, financial analysts and economists -- is responsible for nearly $7 billion of these assets. For these advisory services, the Fund will pay the Adviser an annual fee in the amount of 0.60% of the Fund's average daily net assets.


   THE SUB-ADVISER


   Bankoh Investment Partners, LLC, a non-banking subsidiary of Bank of Hawaii, located at 130 Merchant St., Suite 240, Honolulu, Hawaii 96813, is the Sub-Adviser to the Fund, and provides investment advisory services with respect to management of the Fund's portfolio. For the Sub-Adviser's services, the Fund pays 0.20% of the Fund's average daily net assets.


   PORTFOLIO MANAGERS


   Overall management of the Fund is coordinated by the Adviser's registered investment adviser unit, which is staffed with over 15 people, including 2 Chartered Financial Analysts and 5 MBAs. Day-to-day investment decisions are made for the Fund by the Sub-Adviser. The Sub-Adviser utilizes a team approach to manage the Fund.


   The Statement of Additional Information has more detailed information about the Adviser and other service providers.


   THE DISTRIBUTOR, ADMINISTRATOR AND SUB-ADMINISTRATOR


   BISYS Fund Services LP ("BISYS") is the Fund's distributor and BISYS Fund Services Ohio, Inc. is the Fund's administrator. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219.


   BISYS Ohio has entered into a Sub-Administration Agreement with the Bank of Hawaii, an affiliate of the Adviser, effective January 1, 2003, which provides that Bank of Hawaii will assist BISYS Ohio in performing certain administrative services to the Funds. The address of Bank of Hawaii is 130 Merchant Street, Honolulu, Hawaii 96813.

 [ICON]

   SHAREHOLDER INFORMATION

   PRICING OF FUND SHARES

   ----------------------------------------
   HOW NAV IS CALCULATED

   NAV is calculated by adding the total value of the Fund's investments and other assets attributable to Class Y shares, subtracting its liabilities attributable to Class Y shares, and then dividing that figure by the number of outstanding Class Y shares of the Fund:

                                       NAV =
                            Total Assets - Liabilities
                           ----------------------------
                                 Number of Shares
                                    Outstanding

   Locate the Fund's NAV daily in The Wall Street Journal and other newspapers or call 800-258-9232 for information.
   ----------------------------------------

The price of the Fund's shares is based on its per share net asset value ("NAV"). The NAV for Class Y shares of the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange (normally at 4 p.m. Eastern time) on days the Exchange is open. Your order will be priced at the next NAV calculated after your order is received and accepted by the Fund (plus any applicable sales charge).


The Fund's securities are valued at current market prices except for debt obligations with remaining maturities of 60 days or less (which are valued at amortized cost). If market quotations are not readily available, securities will be valued by a method that the Board of Trustees believes accurately reflects fair value.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES

   Shares are sold by the Distributor, BISYS. Any institution (including Bank of Hawaii and its affiliated and correspondent banks) acting on behalf of customers having a qualified trust account, employee benefit account or other qualifying account at the institution is eligible to invest in Class Y shares. Class Y shares may not be purchased by individual investors, either directly or through brokerage accounts. Notwithstanding the preceding restriction, any client of a registered investment adviser that has a selling arrangement with BISYS, which client invests $1,000,000 or more in the aggregate in the Class Y shares of the Pacific Capital Funds, is also eligible to invest in Class Y shares through the investment adviser.


   Class Y shares purchased through qualifying accounts may be held in separate accounts in the name of the person or persons who purchased the shares, but dividends and distributions relating to such shares may not be reinvested and no additional Class Y shares may be purchased for such separate accounts unless the account holder qualifies to purchase additional Class Y shares. If you have purchased Class Y shares of the Fund and do not qualify to purchase additional Class Y shares, you may make an additional investment in the Fund by purchasing Class A shares, which are offered in a separate prospectus. If you have purchased Class Y shares, but no longer qualify to make an additional investment, we will convert your holdings to Class A shares of the same Fund. As a shareholder of Class A shares, you will be permitted to reinvest dividends and distributions relating to your share holdings, but your investment will be subject to the higher expenses associated with Class A shares. See "Exchanging Your Shares" on page 15.


   Qualified accounts maintained by or on behalf of certain customers or clients ("Customers") by an institution or investment adviser may purchase Class Y shares of the Fund through procedures established by BISYS. These procedures may include instructions under which a Customer's account is automatically "swept" at least once a week and amounts in excess of a minimum amount agreed upon by a Customer and its institution or investment adviser are invested by BISYS in shares of the Fund.


   No sales charge (load) is imposed at the time you purchase or sell Class Y shares. Depending upon the terms of your Customer account, your institution or investment adviser may charge you account fees for services provided in connection with an investment in the Fund. Your institution or investment adviser will provide you with information concerning these services and any charges.


   All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. Third-party checks, cash, money orders, credit cards, credit card convenience checks, traveler's checks and checks payable in foreign currency are not accepted.

   -----------------------------------------------------------------------------
   AVOID TAX WITHHOLDING

   The Fund must withhold 28% of your taxable dividends, capital gains distributions and redemptions if you have not provided the Fund with your taxpayer identification number in compliance with IRS regulations. To avoid this, make sure you provide your correct tax identification number (social security number for most investors) on your account application.
   -----------------------------------------------------------------------------

                                    QUESTIONS?

                             Call 800-258-9232 or your
                            investment representative.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   INSTRUCTIONS FOR OPENING OR
   ADDING TO AN ACCOUNT

   BY REGULAR MAIL
   Initial Investment:

   1. Contact BISYS at 800-258-9232 to request an application.

   2. Make check payable to "Pacific Capital Funds" and include the name of the Fund on the check.

   3. Mail to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130

   Subsequent Investments:

   1. Use the investment slip attached to your account statement.

      Or, if unavailable,


   2. Include the following information on a piece of paper:
      - Fund name
      - Share class
      - Amount invested
      - Account name
      - Account number

      (Include your account number on your check)

   3. Mail investment slip and check to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130

   BY OVERNIGHT SERVICE
   See instructions 1-2 above for subsequent investments.

   3. Send to: Pacific Capital Funds,
      c/o BISYS Fund Services,
      Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219

   BY ELECTRONIC PURCHASE
   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.
   Your bank or broker may charge for this service.

   Establish the electronic purchase option on your account application or call 800-258-9232 for instructions. Your account can generally be set up for electronic purchases within 15 days.

   Call 800-258-9232 to arrange a transfer from your bank account.

                                                     ELECTRONIC VS. WIRE
                                                     TRANSFER
                                                     Wire transfers allow
                                                     financial institutions to
                                                     send funds to each other,
                                                     almost instantaneously.
                                                     With an electronic
                                                     purchase or sale, the
                                                     transaction is made
                                                     through the Automated
                                                     Clearing House (ACH),
                                                     which may take up to eight
                                                     days to clear. The Fund
                                                     does not charge a fee for
                                                     ACH transactions. Note:
                                                     Your financial institution
                                                     may charge a separate fee.

                                   QUESTIONS?
                           Call 800-258-9232 or your
                           investment representative.
 10

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   Please phone the Fund at 800-258-9232 for instructions on opening an account or purchasing additional shares by wire transfer.


   The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice. The Fund also reserves the right to reject any purchase or to suspend or modify the continuous offering of their shares.



   The Fund's transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person's) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Fund, the Distributor and the transfer agent each reserve the right to close your account or to take such other action as they deem reasonable or required by law.

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES

   INSTRUCTIONS FOR SELLING SHARES
   You can sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund or your investment representative. Normally you will receive your proceeds within a week after your request is received.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

   BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

     1. Call 800-258-9232 with instructions as to how you want to receive your funds (mail, wire, electronic transfer). See "General Policies on Selling Shares" below.

   BY MAIL (SEE "GENERAL POLICIES ON SELLING SHARES-REDEMPTIONS IN WRITING REQUIRED" BELOW.)

     1. Call 800-258-9232 to request redemption forms (if your account is an IRA or another form of retirement plan), or write a letter of instruction indicating:
        - Your Fund and account number
        - Amount you want to redeem
        - Address where your check should be sent
        - Account owner signature

     2. Mail to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130

   BY OVERNIGHT SERVICE
    1. See instruction 1 above.

    2. Send to: Pacific Capital Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES
   CONTINUED

   WIRE TRANSFER
   You must select this option on your account application.

   The Fund does not charge a wire transfer fee. Note: Your financial institution may charge a separate fee.

   Call 800-258-9232 to request a wire transfer.

   If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

   ELECTRONIC REDEMPTIONS
   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

   Note: Your bank may charge for this service.

   Call 800-258-9232 to request an electronic redemption.


   If you call and your sell order is received by 4 p.m. Eastern time, the NAV of your shares will be determined on the same day and the proceeds will be credited within a week after the transaction clears.


                                    QUESTIONS?

                             Call 800-258-9232 or your
                            investment representative.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. All requests for redemptions from individual retirement accounts ("IRA's") must be in writing.
   2. Redemption requests require a signature guarantee when:
    - You ask us to make the check payable to someone who is not the owner of the account
    - You ask us to mail the check to an address that is not the address on your account
    - You ask us to wire the proceeds to a commercial bank account that is not designated on your account application
    - The redemption proceeds exceed $100,000

   You must obtain a signature guarantee from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   The Fund does not accept signatures guaranteed by a notary public.

   TELEPHONE REDEMPTIONS

   The Fund makes every effort to insure that telephone redemptions are only made by authorized traders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Because of these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Fund, the Transfer Agent, the Adviser and/or the Distributor may be liable for losses due to unauthorized transactions.

   At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT


   When you have made an investment by check, you cannot receive any portion of the redemption proceeds on the same investment until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 days). You can avoid this delay by purchasing shares by wire.


   REFUSAL OF REDEMPTION REQUEST


   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission ("SEC") in order to protect remaining shareholders.


   REDEMPTION IN KIND

   We reserve the right to make your redemption payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect the Fund's operations (for example, more than 1% of the Fund's net assets). If we deem it advisable for the benefit of all shareholders, you will receive securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   UNDELIVERABLE REDEMPTION CHECKS

   If you choose to receive distributions in cash and if distribution checks are returned and marked as "undeliverable" or remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund as of the cancellation date. No interest is paid during the time the check is outstanding.
 14

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES


   The Exchange Privilege
   permits a shareholder to
   exchange Class Y shares of
   one Fund for Class Y shares
   of another Fund. Class Y of
   other Pacific Capital Funds
   are offered in a separate
   prospectus. Class Y
   shareholders may also
   exchange their shares for
   other investment companies
   for which The Asset
   Management Group of Bank of
   Hawaii serves as investment
   adviser. These are the
   Pacific Capital Cash Assets
   Trust, the Pacific Capital
   Tax-Free Cash Assets Trust
   and the Pacific Capital
   U.S. Government Securities
   Cash Assets Trust. No
   transaction fees are
   charged for exchanges.


   NOTES ON EXCHANGES

    - The registration and tax
      identification numbers of the
      two accounts must be
      identical.
    - The Exchange Privilege may be
      changed or eliminated at any
      time after a 60-day notice to
      shareholders.
    - Be sure to read carefully the
      Prospectus of any Fund or
      other investment company into
      which you wish to exchange
      shares.
                                            INSTRUCTIONS FOR EXCHANGING SHARES


                                            Exchanges from one Fund to another
                                            are taxable. You can make exchanges
                                            by sending a written request to
                                            Pacific Capital Funds, P.O. Box
                                            182130, Columbus, OH 43218-2130, or
                                            by calling 800-258-9232. Please
                                            provide the following information:

                                             - Your name and telephone number
                                             - The exact name on your account
                                               and account number
                                             - Taxpayer identification number
                                               (usually your social security
                                               number)
                                             - Dollar value or number of shares
                                               you are exchanging
                                             - The name of the Fund from which
                                               the exchange is to be made
                                             - The name of the Fund into which
                                               the exchange is being made

                                            See "Selling Your Shares" for
                                            important information about
                                            telephone transactions.

                                            To prevent disruption in the
                                            management of the Fund due to market
                                            timing strategies:

                                             - exchange activity may be limited
                                               to four substantial exchanges
                                               within one calendar year period;

                                             - the Fund may refuse any purchase
                                               or exchange request for Fund
                                               shares if management determines
                                               that such request could adversely
                                               effect the Fund's NAV, including
                                               as a result of the shareholder's
                                               excessive trading (to be
                                               determined at management's
                                               discretion); and
                                             - the Fund may, after prior warning
                                               and notification, close an
                                               account due to excessive trading.


                                            The Fund's ability to monitor trades
                                            placed by the underlying
                                            shareholders of omnibus accounts
                                            maintained by brokers, retirement
                                            plan accounts, and fee-based
                                            programs is limited, and the Fund
                                            may not be able to detect market
                                            timing activities by such underlying
                                            shareholders.

   SHAREHOLDER INFORMATION


   DIVIDENDS, DISTRIBUTIONS AND TAXES

   DIVIDENDS AND DISTRIBUTIONS
   The Fund will declare and pay dividends of substantially all of its net income quarterly and distributes any capital gains annually.


   The Fund automatically reinvests all income dividends and capital gains distributions in additional shares of the same Fund and Class on the ex-dividend date unless you request otherwise in writing to the Transfer Agent (at least 15 days prior to the distribution). The Distributor does not charge any fees or sales charges on reinvestments. You may elect to receive your dividends/distributions in cash either by check sent to your address or by wire to your bank account.


   The value of your shares will be reduced by the amount of dividends and distributions. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

   TAXES
   Dividends generally are taxable as ordinary income. Certain distributions designated as "qualified dividends" are generally taxable to an individual shareholder at his or her maximum long-term capital gains rate. Taxes on capital gains distributed by the Fund varies with the length of time the Fund has held the security -- not how long you have been invested in the Fund.

   Dividends are taxable in the year in which they are declared, even if they appear on your account statement the following year. Dividends and distributions are treated the same for federal income tax purposes whether you receive them in cash or in additional shares.

   The Fund may incur foreign income taxes in connection with some of their foreign investments. Certain of these taxes may be credited to shareholders.

   You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   An exchange of shares is considered a sale, and any related gains may be subject to federal and state taxes.


   Foreign shareholders may be subject to special withholding requirements. A penalty is charged on certain pre-retirement distributions from retirement accounts. Consult your tax advisor about the federal, state and local tax consequences in your particular circumstances.

   SHAREHOLDER INFORMATION


   DIVIDENDS, DISTRIBUTIONS AND TAXES
   CONTINUED

   HAWAII TAX INFORMATION

   Dividends and distributions made by the Fund to Hawaii residents will generally be treated for Hawaii income tax purposes in the same manner as they are treated for federal income tax purposes.

   If you are not a Hawaii resident you should not be subject to Hawaii income taxation on dividends and distributions made by the Fund, but you will be subject to taxes of other states and localities.


   OTHER SHARE CLASS

   The Fund also offers Class A shares. These shares have different sales charges and other expenses which will result in different performance than Class Y shares. Shares of all Classes of the Fund otherwise have identical rights, and vote together except for matters affecting only a specific Class.

For more information about the Pacific Capital Funds, the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS:

The Fund's Annual and Semi-Annual reports to shareholders will contain detailed information on the Fund's investments. The annual report will include a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including operations, proxy voting and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can obtain free copies of Annual Reports, Semi-Annual Reports and the SAI, or request other information and discuss your questions about the Fund, by contacting the Bank of Hawaii or a broker that sells the Fund. Or contact us at:

                            PACIFIC CAPITAL FUNDS

                            P.O. BOX 182130

                            COLUMBUS, OHIO 43218-2130

                            TELEPHONE: 1-800-258-9232

You can review and copy the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. For the hours of operation for the Public Reference Room call 1-202-942-8090. You can receive text-only copies:

- For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request, by emailing the SEC at: publicinfo@sec.gov

- At no charge from the EDGAR database on the SEC's Website at http://www.sec.gov

Investment Company Act file no. 811-7454.

12/03
PCP 0048

                              PACIFIC CAPITAL FUNDS

                             TELEPHONE: 800-258-9232

                       STATEMENT OF ADDITIONAL INFORMATION


                             DATED DECEMBER 30, 2003


                                  MID-CAP FUND

         Pacific Capital Funds (the "Trust") is a professionally managed, open-end, management investment company with multiple funds available for investment. This Statement of Additional Information ("SAI") contains information about the Class A and Class Y shares of the Mid-Cap Fund (the "Fund"). The Classes of shares of the Fund are offered through separate Prospectuses.

         The Fund is a diversified portfolio.


         This SAI is not a prospectus. You should read this SAI in conjunction with the applicable Prospectus, dated December 30, 2003. All terms defined in the applicable Prospectus have the same meanings in this SAI. You can order copies of the Prospectuses without charge by writing to BISYS Fund Services ("BISYS") at 3435 Stelzer Road, Columbus, Ohio 43219-3035 or calling the Transfer Agent at the telephone number indicated above.

                                TABLE OF CONTENTS


INVESTMENT RESTRICTIONS......................................................................................          3
ADDITIONAL INFORMATION ON FUND INVESTMENTS AND RISKS.........................................................          5
MANAGEMENT...................................................................................................         21
DISTRIBUTION AND SHAREHOLDER SERVICE PLAN....................................................................         29
CALCULATION OF YIELD AND TOTAL RETURN........................................................................         30
DETERMINATION OF NET ASSET VALUE.............................................................................         31
PURCHASE OF SHARES...........................................................................................         31
REDEMPTION OF SHARES.........................................................................................         33
PORTFOLIO TRANSACTIONS.......................................................................................         33
FEDERAL AND HAWAIIAN TAX INFORMATION.........................................................................         35
GENERAL INFORMATION..........................................................................................         38
CUSTODIAN....................................................................................................         39
INDEPENDENT AUDITORS AND COUNSEL.............................................................................         39
FINANCIAL INFORMATION........................................................................................         39
REGISTRATION STATEMENT.......................................................................................         39
APPENDIX A: RATINGS OF FIXED INCOME SECURITIES...............................................................        A-1

                             INVESTMENT RESTRICTIONS


         The Fund's investment objectives are fundamental and may not be changed without approval by vote of the holders of a majority of the Fund's outstanding voting securities, as described under "General Information -- Voting." If the Trust's Board of Trustees determines, however, that the Fund's investment objective can best be achieved by a substantive change in a non-fundamental investment policy or strategy, the Trust's Board may make such change without shareholder approval and will disclose any such material change in the then-current Prospectus. Any policy that is not specified in the Fund's Prospectus, or in the SAI, as being fundamental, is non-fundamental.


         The following investment restrictions also apply to the Fund. The restrictions designated as fundamental policies may not be changed without approval by the holders of a majority of the Fund's outstanding shares. If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's portfolio securities or resulting from reorganizations, consolidations, payments out of assets of the Fund or redemption of shares will not constitute a violation of such limitation, except for investment restriction (3) below.

INVESTMENT RESTRICTIONS

         The Fund may not:

         (1) Purchase securities of any issuer and securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities ("U.S. Government Obligations")) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets, the Fund's ownership would be more than 10% of the outstanding voting securities of any one issuer.

         (2) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in U.S. Government Obligations and repurchase agreements secured by such obligations.

         (3) Borrow money or issue senior securities as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), except (a) with regard to senior securities, as permitted pursuant to an order and/or a rule issued by the Securities and Exchange Commission (the "Commission"), and (b) that the Fund may borrow from banks up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists).

         (4) Purchase or sell real estate or real estate limited partnerships (other than obligations or other securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein).

         (5) Purchase commodities or commodity contracts, except that the Fund may enter into futures contracts and may write call options and purchase call and put options on futures contracts in accordance with its investment objective and policies.

         (6) Purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities.

         (7) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting.

         (8) Purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

         (9) Make investments for the purpose of exercising control or management. Investments by the Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control of management.

         (10) Lend money or portfolio securities, except that the Fund may enter into repurchase agreements and lend portfolio securities to certain brokers, dealers and financial institutions aggregating up to 30% of the current value of the lending Fund's total assets.

         In addition, the Fund will comply with the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval:

         (1) The Fund will not invest more than 10% of its net assets in warrants.


         (2) The Fund will not invest more than 15% of the current value of its net assets in repurchase agreements having maturities of more than seven days and other illiquid securities. For purposes of this restriction, illiquid securities do not include securities which may be resold under Rule 144A under the Securities Act of 1933, as amended (the "Securities Act" or "1933 Act") that the Board of Trustees or its delegate determines to be liquid based upon the trading markets for such securities.


         (3) The Fund will not purchase put and call options or write covered put and call options on securities unless (a) it may invest directly in such securities, (b) such options are traded on registered domestic securities exchanges or result from separate, privately negotiated transactions with primary U.S. Government securities dealers recognized by the Board of Governors of the Federal Reserve System, and (c) the total assets subject to such options does not exceed 5% of the Fund's net assets.


         (4) The Fund will invest, under normal market conditions, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in U.S. companies within the market capitalization range of the S&P MidCap 400 Index (as adjusted from time to time), or in securities that are convertible into the securities of such companies.


         Any notice required to be delivered to shareholders for the purpose of announcing an intended change in non-fundamental policy (4) above: (i) will be provided to shareholders at least 60 days' prior to any change in such an investment policy; and (ii) will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: "Important Notice Regarding Change in Investment Policy." This statement will also appear on the envelope in which such notice is delivered.

              ADDITIONAL INFORMATION ON FUND INVESTMENTS AND RISKS

FOREIGN SECURITIES

         The Fund may invest in foreign securities. The Fund may invest directly in securities of foreign governmental and private issuers that are denominated in and pay interest in U.S. dollars.

RISKS AND SPECIAL CONSIDERATIONS OF INVESTING IN FOREIGN SECURITIES

         Investing on an international basis involves certain risks not involved in domestic investments, including fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respect as growth of gross national product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain foreign investments may also be subject to foreign withholding taxes.

         Most of the foreign securities held by the Fund will not be registered with the Commission, nor will the issuers thereof be subject to the reporting requirements of such agency. Accordingly, there may be less publicly, available information about a foreign company than about a U.S. company, and such foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable to certain smaller capital markets. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to domestic companies.

         Foreign markets have different settlement and clearance procedures, and in certain markets settlements have at times failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. For example, delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

         Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. There is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. The foregoing risks are often heightened for investments in smaller capital markets and developing countries.

         To the extent the Fund invests in foreign securities, its operating expense ratio can be expected to be higher than that of an investment company investing exclusively in U.S. securities since certain expenses of the Fund, such as management and advisory fees and custodial costs, may be higher.

         RESTRICTIONS ON FOREIGN INVESTMENTS

         Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. As illustrations, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

         The manner in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of the Fund. For example, the Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares that were purchased reregistered in the name of the Fund. Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where the Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Fund of the ability to make its desired investment at that time.

         Substantial limitations may exist in certain countries with respect to the Fund's ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. The Fund could be adversely affected by delays in or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. In addition, even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

         A number of publicly traded closed-end investment companies have been organized to facilitate indirect foreign investment in developing Asian countries, and certain of such countries, such as Thailand and South Korea, have specifically authorized such funds. There also are investment opportunities in certain of such countries in pooled vehicles that resemble open-end investment companies. The Fund's investment in these companies will be subject to certain percentage limitations of the 1940 Act. This restriction on investments in securities of investment companies may limit opportunities for the Fund to invest indirectly in certain developing Asian countries. Shares of certain investment companies may at times be acquired only at market prices representing premiums to their net asset values.

         In certain countries, banks or other financial institutions may be among the leading companies to have actively traded securities. The 1940 Act restricts the Fund's investments in any equity securities of an issuer, which, in its most recent fiscal year, derived more than 15% of its revenues from "securities-related activities," as defined by the rules thereunder. These provisions may restrict the Fund's investments in certain foreign banks and other financial institutions.

         OTHER MATTERS

         Inflation accounting rules in some developing countries require, for companies that keep accounting records in the local currency, for both tax and accounting purposes, that certain assets and liabilities be restated on the company's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain companies in developing countries.

         Satisfactory custodial services for investment securities may not be available in some developing countries, which may result in the Fund incurring additional costs and delays in providing transportation and custody services for such securities outside such countries.

         REGIONAL RISK CONSIDERATIONS

         In addition to the risk of investments in foreign securities and in emerging markets described above, investments in issuers of securities in particular regions may be subject to certain additional regional risks.

         Asia. Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and western European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (iv) ethnic, religious and racial disaffection.

         The economies of most of the Asian countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Community. The enactment by the United States or other significant trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of these Asian countries. Of significant immediate concern, the current recession in the Japanese economy, which has been complicated by substantial problems in its banking system, could substantially worsen the economic difficulties a number of Asian countries are presently experiencing.

         Latin America. Investing in securities of Latin American issuers may entail risks relating to the potential political and economic instability of certain Latin American countries and a consequent resurgence of the historical risk in Latin America of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country. In addition, there is risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Certain Latin American countries such as Argentina, Brazil and Mexico are among the world's largest debtors to commercial banks and foreign governments. At times, certain Latin American countries have declared moratoria on the payment of principal and/or interest on outstanding debt.

         DEBT SECURITIES

         The Fund may invest in debt securities issued by domestic and foreign corporations, financial institutions, and governments.

         The debt securities in which the Fund will invest (including convertible securities, as applicable) generally will be of investment grade (i.e., rated in the top four rating categories by a nationally recognized securities rating organization ("NRSRO"), or, if unrated, determined to be of comparable quality by the investment adviser).

         The Fund may only invest in U.S. dollar-denominated foreign debt securities.

         U.S. GOVERNMENT OBLIGATIONS

         The Fund may invest in U.S. Government Obligations which include, in addition to U.S. Treasury Securities, the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), Student Loan Marketing Association ("SLMA"), Federal National Mortgage Association ("FNMA"), Resolution Trust Corporation and Federal Home Loan Mortgage Corporation ("FHLMC"). U.S. Treasury Securities and certain other obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the SLMA, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments. The Fund will invest in the obligations of such instrumentalities only when The Asset Management Group of Bank of Hawaii ("The Asset Management Group") or its sub-adviser, Bankoh Investment Partners, LLC (the "Sub-Adviser"), believes that the credit risk with respect to the instrumentality is minimal.

         The Fund may also make limited investments (not exceeding 5% of its net assets) in separately traded principal and interest components of securities issued by the United States Treasury. The principal and interest components or selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPs"). Under the STRIPs program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

         FLOATING AND VARIABLE RATE DEBT INSTRUMENTS

         The Fund may invest in floating and variable rate debt instruments. Floating and variable rate debt instruments bear interest at rates that are not fixed, but vary with changes in specified market rates or indices or at specified intervals. Certain, of these instruments may carry a demand feature that would permit the holder to tender them back to the issuer at a par value prior to maturity. The floating and variable rate instruments that the Fund may purchase include certificates of participation in such obligations purchased from banks. The Asset Management Group or its Sub-Adviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to make payment when due, which could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due, except when such demand instruments permit same-day settlement. In this regard, The Asset Management Group or its Sub-Adviser, pursuant to direction of the Board of Trustees, will determine the liquidity of those instruments with demand features that cannot be exercised within seven days.

         SOVEREIGN DEBT

         The Fund may invest in Yankee Bonds (dollar-denominated obligations issued by foreign governments).

         Investment in sovereign debt involves a high degree of risk. Certain developing countries, such as the Philippines, owe significant amounts of debt to commercial banks and foreign governments. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearage on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third party's commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

         Issuers of sovereign debt may request the holders, including the Fund, to participate in the rescheduling of such debt and to extend further loans to governmental entities. No bankruptcy proceeding exists for collection in whole or in part of sovereign debt on which a governmental entity has defaulted.

         LOWEST CATEGORY OF INVESTMENT GRADE

         Obligations rated in the lowest of the top four rating categories by an NRSRO have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating category may be reduced below the minimum rating required for purchase by the Fund. The investment adviser will consider such an event in determining whether the Fund should continue to hold the obligation.

         CREDIT RATINGS


         Credit ratings evaluate the safety of principal and interest payments, not market value risk. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. Also, since credit rating agencies may fail to timely change credit ratings to reflect subsequent events, The Asset Management Group or its Sub-Adviser must monitor the issuers of bonds in the Fund's portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds' liquidity so the Fund can meet redemption requests.

         To the extent the rating of a debt security by an NRSRO changes as a result of changes in such organization or its rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of the NRSROs currently used by the Fund are more fully described in Appendix A to this SAI.

OTHER DEBT OBLIGATIONS

         LETTERS OF CREDIT AND LIQUIDITY AGREEMENTS


         The Fund may purchase debt obligations that are backed by an irrevocable letter of credit or liquidity agreement of a bank, savings and loan association or insurance company, which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of The Asset Management Group or its Sub-Adviser, are of investment quality comparable to other permitted investments of the Fund, may be used for letter of credit and liquidity agreement backed investments.


         BANK AND SAVINGS AND LOAN OBLIGATIONS

         The Fund may invest in bank and savings and loan obligations. These obligations include negotiable certificates of deposit, fixed time deposits, bankers' acceptances, and interest bearing demand accounts. The Fund limits its bank investments to dollar-denominated obligations of U.S., Canadian, Asian, Australian or European banks which have more than $500 million in total assets at the time of investment or of United States savings and loan associations which have more than $11 billion in total assets at the time of investment and, in the case of U.S. banks, are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation.

         COMMERCIAL PAPER

         The Fund may invest in commercial paper that is rated at the date of purchase in the highest short-term rating category assigned by an NRSRO or unrated if considered by The Asset Management Group or its Sub-Adviser to be of comparable quality. Commercial paper includes short-term unsecured promissory notes, and variable floating rate demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions as well as similar taxable and tax-exempt instruments issued by government agencies and instrumentalities.

         WARRANTS AND CONVERTIBLE SECURITIES

         The Fund may invest in warrants. A warrant gives the holder thereof the right to subscribe by a specified date to a stated number of shares of stock of the issuer at a fixed price. Warrants tend to be more volatile than the underlying stock, and if at a warrant's expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant, the Fund can acquire the stock at a price below its market value. The Fund may not invest more than 10% of its net assets in warrants. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The Fund may only purchase warrants on securities in which the Fund may invest directly.

         The Fund may invest in convertible securities that provide current income and are issued by companies with the characteristics described above. The Fund may purchase convertible securities that are fixed income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or other issuers. Convertible securities, while usually subordinated to nonconvertible debt securities of the same issuer, are senior to common stocks in an issuer's capital structure. Convertible securities may offer more flexibility by providing the investor with a steady income stream (generally yielding a lower amount than nonconvertible securities of the same issuer and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Convertible security prices tend to be influenced by changes in the market value of the common stock as well as changes in interest rates. Convertible securities in which the Fund may invest are subject to the rating criteria and limitations discussed above under "Debt Securities," except when they are purchased primarily for their equity characteristics.

GUARANTEED INVESTMENT CONTRACTS

         The Fund may invest up to 5% of its net assets in Funding Agreements similar to Guaranteed Investment Contracts ("FAs") issued by highly rated U.S. insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest that is based on an index. The FAs provide that this guaranteed interest will not be less than a certain minimum rate. Generally, FAs allow a purchaser to buy an annuity with the monies accumulated under the contract; however, the Fund will not purchase any such annuities. The insurance company may assess periodic charges against a FA for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. A FA is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a FA becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.


         The Fund will only purchase FAs from issuers which, at the time of purchase, are rated "A" or higher by A.M. Best Company, have assets of $1 billion or more, and meet quality and credit standards established by The Asset Management Group or its Sub-Adviser. Generally, FAs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market for FAs does not currently exist. Also, the Fund may not receive the principal amount of a FA from the insurance company on seven days' notice or less. Therefore, FAs are considered to be illiquid investments and are subject to the Fund's 15% limitation on investment in illiquid securities.


PREFERRED STOCK


         The Fund may invest in preferred stock, which is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Preferred stock does not ordinarily carry voting rights. The rights of preferred stock on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.


OPTIONS, FUTURES AND OTHER HEDGING STRATEGIES

         GENERAL

         The Fund may use a variety of derivative financial instruments to hedge its investments and to enhance its income or manage its cash flow ("Hedging Instruments"). In addition to the Hedging Instruments described below, The Asset Management Group and its Sub-Adviser may discover additional opportunities in connection with options, future contracts, foreign currency forward contracts and other hedging techniques. These new opportunities may become available as The Asset Management Group and its Sub-Adviser develop new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts, foreign currency forward contracts or other techniques are developed. The Asset Management Group and its Sub-Adviser may utilize these opportunities to the extent that they are consistent with the Fund's investment objectives and permitted by the Fund's investment limitations and applicable regulatory authorities. The applicable Prospectus and this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

         OPTIONS ON EQUITY AND DEBT SECURITIES

         A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security or currency underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security or currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security or currency at a specified price during the option term. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security or currency at the exercise price.

         OPTIONS ON SECURITIES INDEXES

         A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a stock option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

         INTEREST RATE FUTURES CONTRACTS

         An interest rate futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at as specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities, in most cases, the contracts are closed out before the settlement date without the making or taking of delivery.

         STOCK INDEX FUTURES CONTRACTS

         A stock index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

         OPTIONS ON FUTURE CONTRACTS

         Put and call options on futures contracts give the purchaser the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, respectively, upon exercise of the option, at any time during the option period.

          FORWARD CONTRACTS ON FOREIGN CURRENCIES

         A forward contract on a foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any number of days agreed upon by the parties from the date of the contract at a price set on the date of the contract.

         HEDGING STRATEGIES

         Hedging strategies can be broadly categorized as short hedges and long hedges. A short hedge is a purchase or sale of a Hedging Instrument intended partially or fully to offset potential declines in the value of one or more investments held by the Fund. Thus, in a short hedge, the Fund takes a position in a Hedging Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, the Fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declines below the exercise price of the put, the Fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, the Fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

         Conversely, a long hedge is a purchase or sale of a Hedging Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. Thus, in a long hedge, the Fund takes a position in a Hedging Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, the Fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, the Fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, the Fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

         Hedging Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Hedging Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which the Fund has invested or expects to invest. Hedging Instruments on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

         The use of Hedging Instruments is subject to applicable regulations of the Commission, the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). (See "Limitations on the Use of Futures.") In addition, the Fund's ability to use Hedging Instruments will be limited by tax considerations. See "Federal and Hawaiian Tax Information."

         OPTIONS

         The Fund may purchase put and call options and write covered put and call options on securities in which the Fund may invest, provided the value of the securities underlying such options do not exceed 5% of the Fund's net assets in the aggregate and (1) are traded on registered domestic securities exchanges or (2) result from separate privately negotiated transactions in the OTC market with primary U.S. government securities dealers recognized by the Board of Governors of the Federal Reserve System. These options may be employed to hedge the Fund's portfolio against market risk or to enhance income (e.g., to attempt to realize through the receipt of premiums a greater current return than would be realized on the underlying securities alone).

         The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing covered put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a covered put option declines to less than the exercise price of the option, minus the premium received, the Fund would expect to suffer a loss. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value.

         Options may be used to enhance income since the receipt of premiums by the Fund's options positions may enable the Fund to realize a greater return than would be realized on the underlying securities alone. In return for the premium received for a call option, the Fund forgoes the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. In return for the premium received for a put option, the Fund assumes the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. The Fund may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

         The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Options that expire unexercised have no value.

         The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call option that it had written by purchasing an identical call option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction.

         Currently, many options on equity securities are exchange-traded. Exchange markets for options on debt securities and foreign currencies exist but are relatively new, and these instruments are primarily traded on the OTC market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its contra party (usually a securities dealer or a bank, as required by the Fund's policies) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the party from whom it purchased the option or to whom it has written the option (the contra party) to make or take delivery of the underlying investment upon exercise of the option. Failure by the contra party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefits of the transaction.

         Generally, OTC debt options used by the Fund may be European-style options or American-style options. A European-style option is only exercisable immediately prior to its expiration. American-style options are exercisable at any time prior to the expiration date of the option.

         The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at anytime prior to its expiration.

         If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

         The staff of the Commission has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is "in-the-money." In accordance with this view, the Fund will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to the Fund's limitation on investments in securities that are not readily marketable.

         FUTURES CONTRACTS AND RELATED OPTIONS

         The Fund may enter into contracts for the future delivery of specific securities, classes of securities and financial indices, may purchase or sell exchange-listed or OTC options on any such futures contracts and may engage in related closing transactions. A financial futures contract is an agreement to purchase or sell an agreed amount of securities or currency at a set price for delivery in the future. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

         The Fund may engage in futures contracts and related options in an effort to hedge against market risks. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, the Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

         Futures may also be used to manage cash flows into and out of the Fund. For example, The Asset Management Group or its Sub-Adviser may wish to be fully invested in a particular asset class. Through the use of futures, it can achieve this objective immediately while temporarily deferring industry and security selection, in the interest of timeliness.

         Futures strategies also can be used to manage the average duration of the Fund. If the investment adviser wishes to shorten the average duration of the Fund, the Fund may sell a futures contract or a call option thereon, or purchase a put option on that futures contract. If the investment adviser wishes to lengthen the average duration of the Fund, the Fund may buy a futures contract or a call option thereon.

         No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, initial margin consisting of cash, U.S. Government securities or other liquid, high-grade debt securities, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

         Subsequent variation margin payments are made to and from the futures broker daily as the value of the futures position varies, a process known as marking to market. Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

         Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time. Secondary markets for options on futures are currently in the development stage, and the Fund will not trade options on futures on any exchange or board of trade unless, in The Asset Management Group or its Sub-Adviser's opinion, the markets for such options have developed sufficiently that the liquidity risks for such options are not greater than the corresponding risks for futures.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If the Fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

         Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, program trading and other investment strategies might result in temporary price distortions.

         LIMITATIONS ON THE USE OF FUTURES




         The Fund may purchase and sell futures contracts and options thereon, which will be limited in accordance with the Fund's investment policies and restrictions and to the extent necessary to maintain the Fund's qualification as a regulated investment company.

         Futures transactions involve brokerage costs and require the Fund to segregate assets to cover its obligations under futures, or to cover its obligations by owning the assets underlying open futures contracts. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such losses are potentially significant and unanticipated changes may result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out future positions. Where a liquid secondary market does not exist, the Fund is unlikely to be able to control losses by closing out futures positions. Gains and losses on investments in options and futures depend on The Asset Management Group's ability to predict correctly the direction of stock prices, interest rates and other economic factors. Certain futures exchanges or boards of trade have established daily limits on the amount that the price of futures contracts or related options may vary, either up or down, from the previous day's settlement price. These daily limits may restrict the Fund's ability to purchase or sell certain futures contracts or related options on any particular day. For additional discussion of certain risks associated with the use of futures contracts and options thereon, see "Additional Risk Disclosure--Risks of Hedging Strategies."

COVER FOR HEDGING STRATEGIES

         Transactions using Hedging Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless, to the extent required by law, it (1) owns an offsetting covered position in securities or other options or futures contracts or (2) segregates liquid assets with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with Commission guidelines regarding cover for hedging transactions.

         Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Hedging Instrument is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to cover or to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

SPECIAL RISKS OF HEDGING STRATEGIES

         The use of Hedging Instruments involves special considerations and risks, including those described below.

         Successful use of most Hedging Instruments depends upon the investment adviser's ability to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the price of individual securities. There can be no assurance that any particular hedging strategy adopted will succeed.

         There might be imperfect correlation, or even no correlation, between price movements of a Hedging Instrument and price movements of the investments being hedged. For example, if the value of a Hedging Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Hedging Instruments are traded. The effectiveness of hedges using Hedging Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

         Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because the investment adviser projected a decline in the price of a security held by the Fund, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Hedging Instrument. Moreover, if the price of the Hedging Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

         As described above, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Hedging Instruments involving obligations to third parties (i.e., Hedging Instruments other than purchased options). If the Fund were unable to close out its positions in such Hedging Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in a Hedging Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a contra party to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

ASSET BACKED SECURITIES

         The Fund may invest in Asset Backed Securities. Asset Backed Securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, and other assets originated by various lenders. Asset Backed Securities acquired by the Fund consist of both mortgage and non-mortgage backed securities. Interests in pools of these assets differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Instead, Asset Backed Securities provide periodic payments which generally consist of both interest and principal payments.

         The life of an Asset Backed Security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of an Asset Backed Security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans, while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, Asset Backed Securities are not as effective in locking in high, long-term yields. Conversely, in periods of sharply rising rates, prepayments generally slow, increasing the security's average life and its potential for price depreciation.

MORTGAGE BACKED SECURITIES

         Mortgage Backed Securities represent an ownership interest in a pool of residential mortgage loans, the interest in which is in most cases issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself.

         Mortgage Backed Securities include GNMA Certificates, FNMA Certificates and FHLMC Participation Certificates. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. The principal and interest of FNMA Certificates are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. Government. An FHLMC Participation Certificate is guaranteed by FHLMC as to timely payment of principal and interest. However, like a FNMA security, it is not guaranteed by the full faith and credit of the U.S. Government. Mortgage Backed Securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. Such securities will be purchased for the Fund only when The Asset Management Group or its Sub-Adviser determines that they are readily marketable at the time of purchase.

         The average life of Mortgage Backed Securities varies with the maturities of the underlying mortgage instruments, which have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments, mortgage refinancings, and foreclosures. The rate of mortgage prepayments, and hence the average life of the certificates, will be a function of the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. As a result of the pass-through of prepayments of principal on the underlying securities, Mortgage Backed Securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or the average life of a particular issue of pass-through certificates. As a result of these principal payment features, Mortgage Backed Securities are generally more volatile than other U.S. Government securities.

NON-MORTGAGE ASSET-BACKED SECURITIES

         The Fund also may invest in non-mortgage asset-backed securities including interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Such securities also may be debt instruments, which also are known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owing such assets and issuing such debt.

         Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities. However, the payment of principal and interest on any such obligation may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) that is not affiliated with the issuer of the obligation. Non-mortgage asset-backed securities will be purchased by the Fund only when such securities are readily marketable and rated at the time of purchase in one of the two highest rating categories assigned by an NRSRO or, if unrated, are considered by The Asset Management Group or its Sub-Adviser to be of comparable quality.

         The purchase of non-mortgage asset-backed securities involves considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue Asset Backed Securities relating to motor vehicle installment purchase obligations perfect their interest in the underlying obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody of them. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the Asset Backed Securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect the security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the Asset Backed Securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the Asset Backed Securities. Therefore, recoveries on repossessed collateral might not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses the owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related Asset Backed Securities.

         Similarly, in the case of Asset-Backed Securities relating to credit card receivables, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit cards, thereby reducing the amounts paid on such receivables. In addition, unlike most other Asset Backed Securities, credit card receivables are unsecured obligations of the cardholders.

ILLIQUID SECURITIES


         The Fund may invest in illiquid securities. The Fund will not knowingly invest more than 15% of the value of its respective net assets in securities that are illiquid. Repurchase agreements with a duration of seven days or more, time deposits that do not provide for payment to the Fund within seven days after notice, FAs and most commercial paper issued in reliance upon the exemption in Section 4(2) of the 1933 Act (other than variable amount master demand notes with maturities of nine months or less) are subject to this 15% limit.


         If otherwise consistent with its investment objective and policies, the Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by The Asset Management Group, acting under guidelines and procedures that are developed, established and monitored by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

         The staff of the Commission has taken the position that OTC options that are purchased and the assets used as cover for written OTC options should generally be treated as illiquid securities. However, if a dealer recognized by the Federal Reserve Bank as a primary dealer in U.S. Government securities is the other party to an option contract written by the Fund and the Fund has the absolute right to repurchase the option from the dealer at a formula price established in a contract with the dealer, the Commission staff has agreed that the Fund needs to treat as illiquid only that amount of the cover assets equal to the formula price less the amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amounts by which the option is in-the-money). Although The Asset Management Group does not believe that OTC options are generally illiquid, pending resolution of this issue, the Fund will conduct its operations in conformity with the views of the Commission staff.

BORROWINGS

         The Fund may borrow from banks up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets (but investments may not be purchased while such outstanding borrowings in excess of 5% of its net assets exists). If the Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell portfolio securities to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

         Borrowing for investment purposes is generally known as "leveraging." Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. In addition, the Fund may be required to maintain minimum average balances in connection with such borrowing or pay a commitment fee to maintain a line of credit, which would increase the cost of borrowing over the stated interest rate.

         The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements which are considered to be borrowings under the 1940 Act. At the time the Fund enters into a reverse repurchase agreement (an agreement under which the Fund sells portfolio securities and agrees to repurchase them at an agreed-upon date and price), it will place in a segregated custodial account cash or liquid assets having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account so that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities it is obligated to repurchase. The Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

LOANS OF PORTFOLIO SECURITIES


         The Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) if liquid assets equal to the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to the Fund with respect to the loan is maintained with the Fund. In determining whether to lend a security to a particular broker, dealer or financial institution, The Asset Management Group or its Sub-Adviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. Any loans of portfolio securities will be fully collateralized based on values that are marked to market daily by The Asset Management Group or its Sub-Adviser. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that the Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund may invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed-upon fee from a borrower that had delivered cash-equivalent collateral. The Fund will not lend securities having a value that exceeds 30% of the current value of its total assets. Loans of securities by the Fund will be subject to termination at the Fund's or the borrower's option. The Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, The Asset Management Group, BISYS, or, the Sub-Adviser.


REPURCHASE AGREEMENTS

         The Fund may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. The Fund may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund. All repurchase agreements will be fully collateralized based on values that are marked to market daily by The Asset Management Group or its Sub-Adviser. If the seller defaults and the value of the underlying securities has declined, the Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

OTHER INVESTMENT COMPANIES

         In connection with the management of its daily cash position, the Fund may also invest in securities issued by other investment companies, including (to the extent permitted by the 1940 Act) other investment companies managed by The Asset Management Group.


        The Fund's investment in other investment companies may include shares of exchange traded funds (collectively, "ETFs"). ETFs are not actively managed. Rather, an ETF's objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF was not fully invested in such securities.

Because of this, an ETF's price can be volatile, and the Fund may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in such ETF. In addition, the results of an ETF will not match the performance of the specified index due to reductions in the ETF's performance attributable to transaction and other expenses, including fees paid by the ETF to service providers.



         Securities of other investment companies will be acquired by the Fund within the limits prescribed by the 1940 Act. The Fund intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, and (d) the Fund, together with other investment companies having the same investment adviser and companies controlled by such companies, owns not more than 10% of the total stock of any one closed-end company.


         As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders will also indirectly bear similar expenses of such other investment companies or trusts.

REAL ESTATE MORTGAGE INVESTMENT CONDUITS

         The Fund may invest in Real Estate Mortgage Investment Conduits ("REMICs"). REMICs are a pass-through vehicle created to issue multiclass Mortgage Backed Securities. REMICs may be organized as corporations, partnerships, or trusts and those meeting certain qualifications are not subject to double taxation. Interests in REMICs may be senior or junior, regular (debt instruments) or residual (equity interests).

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

         The Fund may purchase securities on a "when-issued" basis and may also purchase or sell securities on a "forward commitment" basis. These transactions, which involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock-in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When issued and forward commitment transactions involve the risk, however, that the yield obtained in a transaction may be less favorable than the yield available in the market when the securities delivery takes place. The Fund does not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of its investment objectives. The forward commitments and when-issued purchases are not expected to exceed 25% of the value of the Fund's total assets absent unusual market conditions.

         The Fund will not start earning interest or dividends on when-issued securities until they are received. The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the net asset value of the Fund starting on the date the Fund agrees to purchase the securities. The Fund will segregate liquid assets in an amount at least equal in value to the Fund's commitment to purchase securities on a when-issued or forward commitment basis. If the value of these assets declines, the Fund will segregate additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

                                   MANAGEMENT


         The Trustees are responsible for the overall management of the Fund, including establishing the Fund's policies, general supervision and review of their investment activities. Massachusetts law requires each Trustee to perform his or her duties as a Trustee, including duties as a member of any Board committee on which he or she serves, in good faith, in a manner he or she reasonably believes to be in the best interests of the Trust, and with the care that an ordinarily prudent person in a like position would use under similar circumstances. The officers, who administer the Fund's daily operations, are appointed by the Board of Trustees.


TRUSTEES AND OFFICERS

Interested Trustees. The table below sets forth certain information about each of the Trustees of the Trust who are "interested persons" of the Trust as defined by the 1940 Act.


                                                                                NUMBER OF
                                                                                PORTFOLIOS                   OTHER
                      POSITION(S)   TERM OF OFFICE;                              IN FUND                 DIRECTORSHIPS
 NAME, ADDRESS AND     HELD WITH    TERM SERVED IN    PRINCIPAL OCCUPATION(S)    COMPLEX                    HELD BY
        AGE              TRUST         OFFICE          DURING PAST 5 YEARS       OVERSEEN                   TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Donna Tanoue*         Trustee       Indefinite;       Vice Chairman of Bank         12      Member of the Boards of the Bank of
111 South King                      Since: 4/02       of Hawaii-Investment                  Hawaii (since 2001), Bankoh Investment
Street, Honolulu,                                     Services Group (since                 Services, Inc. (since 2001), Hawaii
Hawaii 96813                                          2002); Self-employed                  Community Foundation (since 2002),
Age: 49                                               Consultant (2001-2002);               Kaneohe Ranch Co., Ltd. (since 2002),
                                                      Chairman of Federal                   Hawaii Theatre Center (since 2002),
                                                      Deposit Insurance Corp.               East-West Center Foundation (since
                                                      (1998-2001)                           2002), Hawaii Public Television
                                                                                            Foundation (since 2003), Japan-America
                                                                                            Society of Hawaii (since 2003), Japanese
                                                                                            Cultural Center of Hawaii (since 2003)
                                                                                            and Frederic Duclos Barstow Foundation
                                                                                            (since 2002).
------------------------------------------------------------------------------------------------------------------------------------
Douglas Philpotts**   Trustee       Indefinite;       Retired.  Formerly            12      Trustee of Cash Assets Trust and
55 Dowsett Avenue                   Since: 10/92      Director, Chairman of                 Hawaiian Tax-Free Trust (registered
Honolulu, Hawaii                                      the Board and President               investment companies) (since 1993);
96817                                                 of Hawaiian Trust Co.,                Trustee of The Strong Foundation
Age: 71                                               Ltd. (until 1994), a                  (support of programs for Hawaiian
                                                      predecessor of The                    youth) (since 1974).
                                                      Asset Management Group
                                                      of Bank of Hawaii.
------------------------------------------------------------------------------------------------------------------------------------


* Ms. Tanoue is an "interested person," as defined by the 1940 Act, because of her employment with The Asset Management Group of Bank of Hawaii, the investment adviser to the Trust.

** Mr. Philpotts may be deemed to be an "interested person," as defined by the 1940 Act, because of his ownership, as trustee of a revocable trust, of common stock of Bank of Hawaii.

                                 (See next page)

INDEPENDENT TRUSTEES. The table below sets forth certain information about the Trustees of the Trust who are not "interested persons" of the Trust as defined in the 1940 Act.


                                                                              NUMBER OF
                                                                              PORTFOLIOS                  OTHER
                      POSITION(S)    TERM OF OFFICE;         PRINCIPAL         IN FUND                  DIRECTORSHIPS
NAME, ADDRESS AND      HELD WITH     TERM SERVED IN        OCCUPATION(S)       COMPLEX                     HELD BY
        AGE              TRUST            OFFICE        DURING PAST 5 YEARS    OVERSEEN                   TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Richard W.           Trustee and     Indefinite;       President and Chief        12      Trustee of Cash Assets Trust and Hawaiian
Gushman, II          Chairman        Chairman:         Executive Officer of               Tax-Free Trust (registered investment
700 Bishop Street,                   Since: 12/03      OKOA, Inc. (commercial             companies) (since 1993); Director of
Suite 200                                              real estate) (since                Oceanic Cablevision, Inc. (since 1998),
Honolulu, Hawaii                     Trustee:          1972); Managing                    Servco Pacific, Inc. (distribution of
96813                                Since: 10/92      Partner of Summit                  automotive and other products), Outrigger
Age: 57                                                Financial Resources                Hotels, Inc. (since 2000), and American
                                                       (financial services                Savings Bank (since 2002); Trustee of
                                                       company); Trustee                  Hawaii Pacific University (since 1997);
                                                       (since 2000) and                   Board member of Aloha United Way, Boys
                                                       Chairman of the Board              and Girls Club of Honolulu, and other
                                                       (since 2002) of the                charitable and civic organizations.
                                                       Estate of James
                                                       Campbell (real estate
                                                       holdings)***
----------------------------------------------------------------------------------------------------------------------------------
Stanley W. Hong      Trustee         Indefinite;       President of Waste         12      Trustee of Cash Assets Trust and Hawaiian
4976 Poola Street                    Since: 10/92      Management of Hawaii,              Tax-Free Trust (registered investment
Honolulu, Hawaii                                       Inc. (landfill                     companies) (since 1993); Member of the
96821                                                  management) (since                 Board of: First Insurance Co. of Hawaii,
Age: 67                                                2002); Trustee of The              Ltd., Lanihau Properties, Ltd.,
                                                       King Williams Charles              Diagnostic Lab Services, Inc., WESTYE
                                                       Lunalilo Trust Estate              Group - West, Inc.; Member of the Board
                                                       (since 2001);                      of the following non-profit
                                                       President and Chief                organizations:  Chaminade University of
                                                       Executive Officer of               Honolulu, The Nature Conservancy of
                                                       The Chamber of                     Hawaii, PBS Hawaii Foundation, Heald
                                                       Commerce of Hawaii                 College of Business & Technology, Katuro
                                                       (1996-2002)                        Watanabe Charitable Foundation, and
                                                                                          Honolulu Festival Foundation.
----------------------------------------------------------------------------------------------------------------------------------
Russell K. Okata     Trustee         Indefinite;       Executive Director of      12      Trustee of Cash Assets Trust and Hawaiian
1015 Wilder                          Since: 10/92      the Hawaii Government              Tax-Free Trust (registered investment
Avenue, #203                                           Employees Association              companies) (since 1993); Vice President
Honolulu, Hawaii                                       (since 1981)                       of the Hawaii State AFL-CIO (since 1972)
96822                                                                                     and the American Federation of State,
Age: 59                                                                                   County & Municipal Employees, AFL-CIO
                                                                                          (since 1981); Chairman of the Royal
                                                                                          State Group (since 1988); Member of the
                                                                                          Boards of Blood Bank of Hawaii, Public
                                                                                          Schools of Hawaii Foundation, and other
                                                                                          community organizations.
----------------------------------------------------------------------------------------------------------------------------------
Oswald K. Stender    Trustee         Indefinite;       Trustee, Office of         12      Trustee of Cash Assets Trust and Hawaiian
1056 Maunawili                       Since: 10/92      Hawaiian Affairs                   Tax-Free Trust (registered investment
Kailua, Hawaii                                         (since 2000).                      companies) (since 1993); Director of
96734                                                  Previously Retired.                Hawaiian Electric Industries, Inc., a
Age: 71                                                                                   public utility holding company (since
                                                                                          1993); former Trustee of the Bernice
                                                                                          Pauahi Bishop Estate (operation of
                                                                                          school for children of Hawaiian ancestry)
                                                                                          (1990-1999); Board member of various
                                                                                          housing and real estate associations
                                                                                          and community organizations.
----------------------------------------------------------------------------------------------------------------------------------



*** The Estate of James Campbell has entered into a routine credit agreement with a group of commercial banks, one of which is Bank of Hawaii, for which BNP Paribas acts as administrative agent. The agreement provides for a variety of term and revolving loans with a total lending commitment of $430 million, of which Bank of Hawaii's commitment is approximately $45 million, and is for a period of two years with certain rights of extension. The Trustees of the Trust (other than Mr. Gushman) who are not "interested persons" of the Trust as defined in the 1940 Act have determined that this is not a material relationship that might impair Mr. Gushman's independence, and that he should continue to be classified as a "disinterested" Trustee of the Trust pursuant to the 1940 Act.

EXECUTIVE OFFICERS. The table below sets forth certain information about each of the Trust's executive officers.


                                                     TERM OF OFFICE
                             POSITION(S) HELD WITH   AND LENGTH OF
   NAME, ADDRESS AND AGE              TRUST            TIME SERVED               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
William P. Henry, Jr.        President                Indefinite;      Executive Vice  President of Bank of Hawaii  (2003);
130 Merchant Street                                   Since 12/02      President of  Trinity  Solutions,  Inc.  and  advisor  to CEO
Suite 240                                                              of  Bank of Hawaii (2001-2002);  Senior Vice President,
Honolulu, Hawaii 96813                                                 Strategic Business Development  of  Jubilee  Tech
Age: 40                                                                International (2000);  Senior Manager of Marakon Associates
                                                                       (1991-1998).
------------------------------------------------------------------------------------------------------------------------------------
Irimga McKay                 Executive Vice           Indefinite;      Executive Vice President, Client Services of BISYS Fund
3435 Stelzer Road            President                Since: 12/02     Services (since 1988).
Columbus, Ohio 43219
Age: 43

------------------------------------------------------------------------------------------------------------------------------------
Andrew Spencer               Executive Vice           Indefinite;      Vice President and Manager of Bank of Hawaii - Investment
130 Merchant Street          President                Since: 6/01      Products Division (since 2001); Assistant Vice President of
Suite 240                                                              M&T Bank (1998-2001); Manager of Xerox Corporation - Product
Honolulu, Hawaii 96813                                                 Development (1988-1998).
Age: 38
------------------------------------------------------------------------------------------------------------------------------------
Jenna Alexander              Vice President           Indefinite;      Product Manager, Investment Products Division of Bank of
130 Merchant Street                                   Since: 3/03      Hawaii (since  2000).  Marketing  Director,  Megaxess, Inc.
Suite 240                                                              (1998-2000)
Honolulu, Hawaii 96813
Age: 27
------------------------------------------------------------------------------------------------------------------------------------
Alaina Metz                  Vice President           Indefinite;      Vice President, Regulatory Services of BISYS Fund Services -
3435 Stelzer Road                                     Since: 9/96      Blue Sky Compliance (since 1995).
Columbus, Ohio 43219
Age: 36
------------------------------------------------------------------------------------------------------------------------------------
Mark Sichley                 Vice President           Indefinite;      Vice President, Client Services of BISYS Fund Services (since
3435 Stelzer Road                                     Since: 6/02      1987).
Columbus, Ohio 43219
Age: 45
------------------------------------------------------------------------------------------------------------------------------------
Nadeem Yousaf                Treasurer                Indefinite;      Vice President, Financial Services of BISYS Fund Services
3435 Stelzer Road                                     Since: 6/00      (since 1999); Director of Canadian Operations, Investors Bank
Columbus, Ohio 43219                                                   and Trust (1997-1999); Assistant Manager - Investment
Age: 34                                                                Management Services Group of PricewaterhouseCoopers LLP
                                                                       (1994-1997).
------------------------------------------------------------------------------------------------------------------------------------
Ryan M. Louvar               Secretary                Indefinite;      Counsel, Legal Services of BISYS Fund Services (since 2000);
60 State Street, Suite 1300                           Since: 12/03     Attorney, Hill, Farrer & Burrill LLP (1999 - 2000); Attorney,
Boston, Massachusetts 02109                                            Knapp Petersen & Clarke, PC, (1997 - 1999).
Age: 31
------------------------------------------------------------------------------------------------------------------------------------


         Audit Committee

         The Board of Trustees has an Audit Committee, whose function is to oversee the Trust's accounting and financial reporting policies and practices and its internal controls, and to oversee the quality and objectivity of the Trust's financial statements and the audit thereof. The Audit Committee currently consists of each of the Independent Trustees. The Audit Committee held two meetings during the last year.

         Trustees of the Trust who are not officers or employees of the Trust, BISYS, The Asset Management Group or its Sub-Adviser are entitled to receive from the Trust a quarterly retainer and a fee for each Board of Trustees meeting attended. All

Trustees are reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. The Fund did not pay any Trustee fees and expenses as of the fiscal year ended July 31, 2003, as the Fund had not yet commenced operations.

         The following table sets forth the aggregate compensation paid by the Trust to the Trustees who are not officers and employees of the Trust, BISYS, The Asset Management Group or its Sub-Advisers and the aggregate compensation paid to such Trustees by all investment companies (including the Trust) advised by The Asset Management Group for the periods indicated.


                                                 PENSION OR                                           TOTAL
                                                 RETIREMENT                                       COMPENSATION
                             AGGREGATE            BENEFITS           ESTIMATED                    FROM TRUST AND
                            COMPENSATION         ACCRUED AS          BENEFITS                       OTHER FUNDS
                                FROM             PART OF FUND          UPON                         ADVISED BY
NAME OF TRUSTEE              TRUST (1)            EXPENSES           RETIREMENT            THE ASSET MANAGEMENT GROUP(1)(2)
---------------              ---------            --------           ----------            --------------------------------
Richard W. Gushman II         $25,500               None                None                         $72,100
Stanley W. Hong               $25,500               None                None                         $70,100
Russell K. Okata              $25,500               None                None                         $70,100
Douglas Philpotts             $25,500               None                None                         $64,100
Oswald K. Stender             $25,500               None                None                         $70,100



(1)       Provided for the fiscal year ended July 31, 2003.



(2) In addition to the Trust, each of the Trustees, except Ms. Tanoue, served on the boards of two other investment companies advised by The Asset Management Group, comprising four separate funds.


TRUSTEE OWNERSHIP OF SECURITIES*. The table below sets forth the extent of each Trustee's beneficial interest in shares of the Fund as of December 31, 2002. For purposes of this table, beneficial interest includes any direct or indirect pecuniary interest in securities issued by the Trust and includes shares of the Fund held by members of a Trustee's immediate family.


                                                                                      AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                        SECURITIES IN ALL REGISTERED
                                                                                      INVESTMENT COMPANIES OVERSEEN BY
NAME OF TRUSTEE                             DOLLAR RANGE OF EQUITY SECURITIES IN       TRUSTEE IN FAMILY OF INVESTMENT
                                                       THE REGISTRANT                             COMPANIES
----------------------------------------------------------------------------------------------------------------------------
Donna Tanoue                                                  a                                        a
Richard W. Gushman                                            a                                        e
Stanley W. Hong                                               a                                        a
Russell K. Okata                                              a                                        c
Douglas Philpotts                                             a                                        e
Oswald K. Stender                                             a                                        a



NOTE:      a =  None            d =   $50,001 - $100,000
           b =  $ 1 - $10,000   e =  Over $100,000
           c =  $10,001 - $50,000

*As of December 31, 2002, the Fund had not yet commenced operations.

         Officers, trustees, directors, employees and retired employees of the Trust, The Asset Management Group and its affiliates, and BISYS and its affiliates, and their spouses and children, may purchase Class A shares of the Fund with no sales charge, as the Board of Trustees believes that sales to such persons do not involve the normal types of sales efforts associated with distribution of the Trust's shares. In addition, from time to time Bank of Hawaii may enter into normal investment management, commercial banking and lending arrangements with one or more of the Trustees of the Trust and their affiliates. It currently has such arrangements with Mr. Gushman and certain of his affiliated companies.

INVESTMENT ADVISER

         Pursuant to an Investment Advisory Agreement (the "Advisory Agreement"), the Fund is advised by The Asset Management Group of Bank of Hawaii, an investment adviser registered with the Commission. Subject to the supervision of the Board of Trustees (and the delegation of certain of its duties to the Sub-Adviser), The Asset Management Group provides continuous investment program for the Fund, including investment research and management with respect to all securities and investments and cash equivalents in the Fund. The Asset Management Group provides services under the Advisory Agreement in accordance with the Fund's investment objectives, policies, and restrictions.


        For its services under the Advisory Agreement, The Asset Management Group receives compensation from the Fund based on a percentage of the Fund's average daily net assets. The rate of advisory fees payable by the Fund to The Asset Management Group is set forth in the Prospectus.


         The Advisory Agreement provides that The Asset Management Group will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations and duties under the Advisory Agreement.

         The Advisory Agreement will continue in effect with respect to the Fund provided the continuance is approved annually (i) by the holders of a majority of the Fund's outstanding voting securities or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Advisory Agreement may be terminated with respect to the Fund on 60 days' written notice by either party and will terminate automatically if assigned.

         From time to time, the Fund, to the extent consistent with its investment objectives, policies and restrictions, may invest in securities of companies with which The Asset Management Group has a lending relationship.

SUB-ADVISER


         Bankoh Investment Partners, LLC, a non-banking subsidiary of Bank of Hawaii, located at 130 Merchant St., Suite 240, Honolulu, HI 96813, is the Sub-Adviser to the Fund, and provides investment advisory services with respect to management of the Fund's portfolio. The Sub-Adviser is principally engaged in the business of investment management for institutions. The rate of advisory fees payable by the Fund to the Sub-Adviser is set forth in the Prospectus.


         The Sub-Advisory Agreement has provisions limiting the liability of the Sub-Adviser similar to those in the Advisory Agreement. The Sub-Advisory Agreement will continue in effect beyond its initial two year term, provided its continuance is approved annually in the same manner as the Advisory Agreement. The Sub-Advisory Agreement may be terminated at any time with respect to the Fund without penalty on 60 days' written notice by either party, by the Board of Trustees or by the vote of a majority of the Fund's outstanding voting securities. The Sub-Advisory Agreement will terminate automatically if assigned.


        The Trust has filed an application with the Commission requesting an order for relief from certain provisions of the 1940 Act which require shareholder approval of sub-advisory agreements and material amendments to such agreements. While there can be no assurance, the SEC has approved numerous similar applications in the past, and the Trust expects the SEC to issue the order requested by the Trust. In addition, the SEC has proposed a new rule under the 1940 Act, which would permit such operation without the necessity of obtaining such an order.



         If such order is granted (or such rule is adopted), the ability of Adviser to implement the multi-manager arrangements will likely be subject to a number of conditions, which may include some or all of the following: (i) the multi-manager arrangement must be approved by the shareholders of each Fund adopting the arrangement; (ii) the Trust would be required to provide shareholders of the Fund an information statement containing details about a sub-adviser, the sub-advisory agreement, and the sub-advisory fee within 90 days of hiring a new sub-adviser; (iii) the Board of Trustees would be required to determine that any change in sub-advisers is in the best interests of the Fund;
(iv) the Adviser would be required to provide the Board with information about its profitability with respect to the Fund on a quarterly basis; (v) whenever a sub-adviser is retained or terminated, the Adviser would be required to provide an analysis of the effect of the change on its profitability;

and (vi) no trustee or officer of the Fund would be permitted to own any interest in a sub-adviser, subject to certain exceptions.


BOARD DETERMINATIONS


         In determining whether to approve the Fund's Investment Advisory and Sub-Advisory Agreement, the Board of Trustees evaluated information provided by The Asset Management Group and Sub-Adviser in accordance with section 15(c) of the 1940 Act. At its meeting in December 2003, the Board considered a number of factors, including the capabilities, quality and depth of The Asset Management Group and its Sub-Adviser to provide services to the Fund, fees and expenses to be borne by the Fund, and financial results of The Asset Management Group and its Sub-Adviser.



         In reviewing the capabilities of The Asset Management Group and the Sub-Adviser, the Board noted, among other things, the favorable past performance record of mid-cap accounts managed by the personnel who will be managing the Fund. In reviewing the quality and depth of each organization, the Board took into account, among other things, their experience and familiarity with The Asset Management Group's performance, operations and personnel in respect of the other series of Pacific Capital Funds, and the nature, quality and extent of the investment advisory services expected to be provided by The Asset Management Group with respect to the Fund. The Board received a presentation regarding the Sub-Adviser's ownership structure, investment management experience, personnel, clients, assets under management and investment philosophy and process. The Board reviewed the backgrounds of the investment professionals who will be providing services to the Fund and discussed each organization's compliance procedures. The Board also received additional materials regarding the operations of the Sub-Adviser, including the Sub-Adviser's Part II of Form ADV, Code of Ethics and Proxy Voting Procedures, and the Board noted their prior review of such materials with respect to the Adviser. The Board discussed the history and formation of the Sub-Adviser with representatives of The Asset Management Group, and the reasons for recommending the Sub-Adviser to the Board.



         In reviewing the total fees and expenses to be borne by the Fund, the Board noted, among other things, that under the current fee waiver arrangements, the aggregate advisory and sub-advisory fees that will be paid by the Fund, and the total projected expenses of the Funds, compare favorably to peer groups of funds representing similar investment objectives, projected asset size and distribution channels.


        Based on its review, the Board concluded that the advisory fees and expenses of the Fund were fair, and that approval of the Investment Advisory and Sub-Advisory Agreement was in the best interest of future Fund shareholders.

ADMINISTRATOR AND DISTRIBUTOR

         Under its Administration Agreement with the Trust, BISYS Fund Services Ohio, Inc. ("BISYS Ohio") furnishes the Trust with office facilities, together with those ordinary clerical and bookkeeping services that are not being furnished by The Asset Management Group. BISYS and BISYS Ohio are each a wholly-owned subsidiary of The BISYS Group, Inc. For expenses assumed and services provided as administrator pursuant to the Administration Agreement, BISYS Ohio is entitled to receive a fee from the Fund, computed daily and paid monthly, at an annual rate equal to 0.16% of the average daily net assets of the Fund.

         The Administration Agreement contains provisions limiting the liability of BISYS Ohio and requiring its indemnification by the Trust similar to those in the Advisory Agreement. The Administration Agreement will continue in effect until June 30, 2006, and from year to year thereafter, unless terminated at any time by either party for cause (as defined in the Agreement), or at the end of any such period, on 60 days' written notice. If the Agreement is terminated by the Trust prior to the end of any such period for any reason other than cause, the Trust is required to make a one-time liquidated damages payment to BISYS Ohio equal to the lesser of six month's fees or the fees due for the balance of the term.


         BISYS Ohio has entered into a Sub-Administration Agreement with the Bank of Hawaii, an affiliate of the Adviser, effective January 1, 2003, which provides that Bank of Hawaii shall assist BISYS Ohio in performing certain administrative services to the Fund. For its services, Bank of Hawaii is entitled to receive a fee from BISYS Ohio, computed and paid monthly, at a maximum annual rate equal to 0.05% of the average daily net assets of the Fund. As of the date of the Fund's Prospectus, Bank of Hawaii is receiving a fee from BISYS Ohio computed at an annual rate equal to 0.03% of the average daily net assets of the Fund. Since the fee paid to Bank of Hawaii under the Sub-Administration Agreement is paid by BISYS Ohio from the fee received by it under the Administration Agreement, the overall administration fee and overall expense ratio of the Fund are not increased.


         The Sub-Administration Agreement contains provisions limiting the liability of Bank of Hawaii and requiring its indemnification by BISYS Ohio similar to those in the Administration Agreement. The Sub-Administration Agreement will continue in effect with respect to the Fund for such time as the Administration Agreement is in effect with respect to the Fund.

         The Trust has also retained BISYS Ohio to provide the Trust with certain fund accounting services pursuant to a Fund Accounting Agreement. For services provided under the Agreement, BISYS Ohio is entitled to receive a fee an annual fee of $20,000 from the Fund, and an additional fee of $15,000 annually from the Fund for each additional class of shares, which fees are payable in monthly increments. The fees are subject to increase annually following the first year of the initial term to reflect any annual percentage increase in the Consumer Price Index published by the U.S. Department of Labor. The term of the Agreement, and its provisions regarding termination, limitation of liability, and indemnification, are similar to those of the Trust's Administration Agreement with BISYS Ohio.

         BISYS Fund Services Limited Partnership d/b/a/ BISYS Fund Services ("BISYS") has also entered into a Distribution Agreement with the Trust pursuant to which it engages in a continuous distribution of shares of the Fund. For its services, BISYS is entitled to a distribution fee, as set forth in the Distribution and Shareholder Service Plan for Class A shares ("Class A Distribution Plan" or "Plan"). The Class A Distribution Plan has been adopted pursuant to Rule 12b-1 under the 1940 Act. See "Distribution and Shareholder Service Plan" below.


         Pursuant to the Distribution Agreement, BISYS has agreed to use appropriate efforts to solicit orders for sales of shares of the Fund, but is not obligated to sell and specified number of shares. The Distribution Agreement contains provisions with respect to renewal and termination similar to those in the Advisory Agreement. Pursuant to the Distribution Agreement, the Trust has agreed to indemnify BISYS to the extent permitted by applicable law against certain liabilities under the Securities Act and the 1940 Act. The Distributor may finance from it own resources certain activities intended to result in the distribution of the Fund's shares.


TRANSFER AGENT


         BISYS Fund Services, Inc., also a wholly-owned subsidiary of The BISYS Group, Inc., serves as Transfer Agent for the Fund, for which it receives additional fees.


CODE OF ETHICS


         The Board of Trustees of the Trust has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act (the "Code"). The Code restricts the investing activities of certain Fund officers, Trustees and advisory persons and, as described below, imposes additional, more onerous restrictions on Fund investment personnel.


         All persons covered by the Code are required to preclear any personal securities investment (with limited exceptions, such as government securities) and must comply with ongoing requirements concerning recordkeeping and disclosure of personal securities investments. The preclearance requirement and associated procedures are designed to identify any prohibition or limitation applicable to a proposed investment. In addition, all persons covered by the Code are prohibited from purchasing or selling any security which, to such person's knowledge, is being purchased or sold (as the case maybe), or is being considered for purchase or sale, by the Fund. Investment personnel are subject to additional restrictions such as a ban on acquiring securities in an initial public offering, "blackout periods" which prohibit trading by investment personnel of the Fund within periods of trading by the Fund in the same security and a ban on short-term trading in securities.


         In addition, the Adviser, the Sub-Adviser and Distributor have adopted a code of ethics under Rule 17j-1 of the 1940 Act, which is designed to prevent affiliated persons of the Adviser, the Sub-Adviser and Distributor, respectively, from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund. There can be no assurance that such codes of ethics will be effective in preventing such activities.



         The Trust has adopted a supplemental code of ethics for Principal Officers and Senior Financial Officers ("Supplemental Code"). The Supplemental Code covers different matters than the Code adopted by the Trust pursuant to Rule 17j-1 under the 1940 Act. The Supplemental Code is intended to deter wrongdoing and promote: (i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships, (ii) full, fair, accurate, timely and understandable disclosure in reports and documents filed with the Commission and in other public communications by the Trust, (iii) compliance with applicable law, (iv) prompt internal reporting of violations of the Supplemental Code and (v) accountability for adherence to the Supplemental Code.

PROXY VOTING


        The Trust's Board of Trustees has adopted policies and procedures with respect to voting proxies relating to portfolio securities held by the Fund (the "Policy"), pursuant to which the Board has delegated the responsibility for voting such proxies to the Adviser as a part of the Adviser's general management of the Fund, subject to the Board's continuing oversight. The Adviser, in accordance with the Policy, has further delegated the responsibility for voting proxies of the Fund to the Sub-Adviser.



        A conflict of interest may be deemed to occur when the Adviser or Sub-Adviser or one its affiliated persons has a financial interest in a matter presented by a proxy to be voted on behalf of the Fund, which may compromise the Adviser's or Sub-Adviser's independence of judgment and action in judging the proxy. If such a conflict occurs, the Adviser or Sub-Adviser is required to submit a report to the Board of Trustees indicating the nature of the conflict of interest and how it was resolved.



        Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-258-9232, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.



        Certain information regarding the proxy voting policies of the Adviser and the Sub-Adviser is summarized below.



The Adviser and Bankoh Investment Partners, LLC ("Bankoh")



         The proxy voting policies and procedures of the Adviser and of Bankoh are similar. Both have established Proxy Committees that are primarily responsible for overseeing the proxy voting process. Each normally votes proxies according to written proxy voting guidelines (the "guidelines"), while the Adviser and Bankoh each take into account recommendations from Institutional Shareholder Services ("ISS"), a third-party proxy voting service. The guidelines provide important frameworks for analysis and decision-making for the Adviser and for Bankoh; however they are not exhaustive and do not address all potential issues. The guidelines provide a certain amount of flexibility so that all relevant facts and circumstances, and the shareholders' best interests, can be considered in connection with every vote.



         In the case of a conflict of interest between the Adviser and the Fund, the Adviser's Proxy Committee will decide how to handle the voting of the proxy in the best interests of the Fund. The Proxy Committee of the Adviser may seek the recommendation of outside counsel or a similar third party. In the case of a conflict of interest between Bankoh and the Fund, Bankoh will vote in accordance with the predetermined guidelines if the guidelines indicate a "For" or "Against" on a specific issue, Bankoh will vote on the recommendation of ISS. If ISS does not cover the issue, Bankoh will seek the Fund's consent or the recommendation of an independent third party.



         The following summary sets forth the general positions of the Adviser and Bankoh on various proposals.



   The Adviser



         Director Matters - The Adviser generally supports the election of a company's slate of nominees for directors. It reviews management proposals to change board structure or to impose a staggered or classified board of directors on a case-by-case basis. The Adviser typically supports shareholder proposals to require a majority of independent directors and independent nominating committees.



         Shareholder Rights - The Adviser usually votes for proposals to redeem poison pills and to provide for confidential voting. It typically does not support proposals to limit the right of shareholders to act by written consent, but supports proposals to amend companies' charter documents to make it more difficult for shareholders to call a special meeting.

         Compensation and Benefits Plans - The Adviser generally supports proposals to adopt stock option plans, employee stock purchase plans and management proposed compensation plans, but typically votes against proposals to adopt outside director stock option plans.



         Routine Matters - Ratification of auditors and changes to a company name are examples of items considered routine. The Adviser generally votes in favor of management's recommendations with respect to such items unless circumstances indicate otherwise.



   Bankoh



         Director Matters - Bankoh generally supports non-contested elections of directors and proposals that boards be comprised of a majority of independent directors. It generally supports proposals for independent nominating committees and to repeal classified boards.



         Shareholder Rights - Bankoh generally supports proposals to redeem poison pills and for cumulative voting. It generally votes for confidential voting, the right of shareholders to act by written consent and to call special meetings.



         Compensation and Benefits Plans - Bankoh generally votes on a case-by-case basis on director and executive compensation proposals.



         Routine Matters - Bankoh normally votes for proposals regarding routine matters, including ratification of auditors and changes to a company name.


                    DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

         The Trust has adopted for the Class A shares of the Fund the Class A Distribution Plan under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder. The Class A Distribution Plan of the Fund was adopted by the Board of Trustees, including a majority of the trustees who were not "interested persons" (as defined in the 1940 Act) of the Fund and who had no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to the Distribution Plan (the "Qualified Trustees").

         The Board of Trustees approved the Plan to stimulate sales of shares of the Fund in the face of competition from a variety of other investment companies and financial products, in view of the potential advantages to shareholders of the Fund of continued growth of the asset bases of the Fund, including greater liquidity, more investment flexibility and achievement of greater economies of scale.


         The Class A Distribution Plan provides that BISYS is entitled to receive from the Fund a fee in an amount not to exceed on an annual basis 0.75% of the average daily net asset value of the Fund attributable to the Fund's Class A shares. The distribution fee compensates BISYS for the following: (a) payments BISYS makes to banks and other institutions and industry professionals, such as broker/dealers, including The Asset Management Group, BISYS and their affiliates or subsidiaries, pursuant to agreements in connection with providing sales and/or administrative support services to the holders of the Fund's Class A shares; and (b) payments to financial institutions and industry professionals (such as insurance companies, investment counselors, and BISYS' affiliates and subsidiaries) for distribution services provided and expenses assumed in connection with distribution assistance, including, but not limited to, printing and distributing Prospectuses to persons other than current Class A shareholders of the Fund, printing and distributing advertising and sales literature and reports to Class A shareholders in connection with the sale of the Fund's shares, and providing personnel and communication equipment used in servicing shareholder accounts and prospective Class A shareholder inquiries.

         Until further notice, BISYS voluntarily intends to waive a portion of the Class A distribution fee for the current fiscal year to limit the fee to 0.25% of the average daily net assets value attributed to Class A shares on an annual basis. The distribution fees are paid to BISYS only to compensate or reimburse it for actual payments or expenses incurred as described above.

         The Class A Distribution Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Qualified Trustees. The Plan may be terminated at any time with respect to the Fund, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the appropriate class of the Fund. The Plan may not be amended to increase materially the amounts payable thereunder by the Fund without the approval of a majority of the outstanding voting securities of the appropriate class of the Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Qualified Trustees.


                      CALCULATION OF YIELD AND TOTAL RETURN



YIELD



         The Fund may advertise certain yield information. As and to the extent required by the Commission, yield will be calculated based on a 30-day (or one month) period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:



                     YIELD = 2[( a-b ) to the 6th power - 1]
                                       cd



where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. The net investment income of the Fund includes actual interest income, plus or minus amortized purchase discount (which may include original issue discount) or premium, less accrued expenses. Realized and unrealized gains and losses on portfolio securities are not included in the Fund's net investment income. For purposes of sales literature, yield on Class A shares also may be calculated on the basis of the net asset value per share rather than the public offering price, provided that the yield data derived pursuant to the calculation described above also are presented.



         The yields for the Fund will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields since they are based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to the Fund.



         In addition, investors should recognize that changes in the net asset value of shares of the Fund will affect the yield of the Fund for any specified period, and such changes should be considered together with the Fund's yield in ascertaining the Fund's total return to shareholders for the period. Yield information for the Fund may be useful in reviewing the performance of the Fund and for providing a basis for comparison with investment alternatives. The yield of the Fund, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.


                        DETERMINATION OF NET ASSET VALUE

         Net asset value per share of the Class A and Class Y shares for the Fund is determined on each day that the New York Stock Exchange (the "Exchange") is open for trading and any other day (other than a day on which no Shares of the Fund are tendered for redemption and no order to purchase shares is received) during which there is sufficient trading in the Fund's portfolio securities that the Fund's net asset value per share might be materially affected. The Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and Good Friday.

         Securities for which market quotations are available are valued at latest reported prices. Securities for which the primary market is a national securities exchange are valued at last reported sale prices. Securities traded on the National Association of Securities Dealers Automated Quotations National Market System are valued at the NASDAQ Official Closing Price. In the absence of any sale of such securities on the valuation date and in the case of other securities, including U.S. Government securities but excluding money market instruments maturing in 60 days or less, the valuations are based on the mean between the bid and asked prices. Money market instruments and other debt securities maturing in 60 days or less are valued at amortized cost. The assets of the Fund, other than debt securities maturing in 60 days or less, are valued at the mean between the bid and asked prices. Futures contracts and options listed on a national exchange are valued at the last sale price on the exchange on which they are traded at the close of the Exchange or, in the absence of any sale on the valuation date, at mean between the bid and asked prices. Options not listed on a national exchange are valued at the mean between the bid and asked prices. Quotation of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the current rate obtained from a recognized bank or dealer. Foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts.

         In all cases, bid prices are furnished by reputable independent pricing services approved by the Board of Trustees. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of the Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by The Asset Management Group in accordance with procedures adopted by the Trustees. These procedures delegate such determinations to a Pricing Committee comprised of officers of The Asset Management Group and other officers of the Trust, subject to ratification by the Board of Trustees at their next regular meeting (or more frequently if there is a significant valuation issue). The procedures require The Asset Management Group or Sub-Adviser to determine an appropriate methodology for determining the fair value of such a security, subject to approval and regular monitoring by the Committee. Such methodologies may include, among other things, the cost of the security to the Fund; traditional valuation methods such as earning multiples, yield to maturity, and discounts from similar freely tradable securities; and assessments of matters such as the issuer's fundamental condition, market conditions, valuation of companies in the same or similar industries, values used by other holders and analysts, size of the Fund's position, recent trades of the same type or class of the issuers securities, outstanding offers to purchase the securities, and prospects for registration of restricted securities.

                               PURCHASE OF SHARES

         Reference is made to "Purchasing and Adding to Your Shares" in the Prospectuses for certain information as to the purchase of Fund shares. The various sales charge reductions and waivers described in the Prospectuses have been implemented to reflect the economies of scale associated with distribution activities as the amount of a sale increases, and to reflect the lower level of such activities necessary for sales to persons who are members of organized groups, participants in retirement plans, or associated with the Trust and its affiliates.

         At the Distributor's discretion various sales charge reductions and waivers are available to certain qualified groups. A qualified group is a group or association or a category of purchasers which (i) is represented by a fiduciary, professional or other representative (other than a registered broker-dealer); (ii) satisfies uniform criteria which enable the Distributor to realize economies of scale in its costs of distributing shares; (iii) gives its endorsement or authorization to an investment program to assist solicitation of its membership by a broker or dealer; and (iv) complies with the conditions of purchase in any agreement entered into between the Trust and the group, representative or broker or dealer.

         Included within the qualified groups that are eligible for sales charge waivers are the following:

         - Current and retired trustees, directors, employees, and family members of the Trust, The Asset Management Group of Bank of Hawaii and its affiliates or any other organization that provides services to the Trust.

         - Investors for whom The Asset Management Group of Bank of Hawaii or one of its affiliates acts in a fiduciary, advisory, custodial, agency or similar capacity (except those investors for whom Pacific Century Investment Services provides custodial services).

         - Investors who purchase shares of the Fund through a retirement related payroll deduction plan, a 401(k) plan, a 403(b) plan, or a similar plan, which by its terms permits purchases of shares.

         -    Other investment companies distributed by the Distributor.

         - Investors who purchase shares with the proceeds from recent redemption of shares of any non-money market mutual fund with a front-end load or back-end sales charge of equal or greater value.

         - Investors who purchase shares with the proceeds from the redemption of Class Y shares of the Trust.

         - Investors who purchase Fund shares through investment professionals who place trades for their own accounts or the accounts of their clients, and who charge such clients a management, consulting, advisory, or other fee for their services.

         At the time of purchase, you must furnish the Transfer Agent, either directly or through a broker or dealer, with information sufficient to permit it to verify that the purchase qualifies for a reduced sales charge.

         The Fund offers two classes of shares: Shares of Class A are sold with an initial sales charge and shares of Class Y are sold to eligible investors without a sales charge. Class A shares have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to Class A shares.

CLASS Y SHARES

         Class Y shareholders of the Fund who terminate their qualified trust account, employee benefit account or other qualifying relationship with an institution are no longer eligible to make additional investments in the Fund's Class Y shares. The Board of Trustees has approved an automatic conversion feature whereby Class Y shares held by shareholders who have terminated their qualifying relationship on or after February 15, 1997 will be converted to Class A shares of the Fund on the basis of the relative net asset values of the shares of the two classes on the conversion date, without incurring any fee, sales load or other charge. As Class A shareholders in the Fund, such former Class Y shareholders will be able to reinvest dividends and distributions relating to their shareholdings, but will be subject to the higher expenses associated with Class A shares. A conversion of Class Y shares for Class A shares will be a tax-free transaction for any Class Y shareholder involved in such conversion. Class Y shareholders who plan to terminate their qualified trust account, employee benefit account or other qualifying relationship and who do not wish to have their holdings converted to Class A shares may redeem their shares.

         Class Y shareholders whose qualified trust account, employee benefit account or other qualifying relationship was terminated prior to February 15, 1997 are permitted to remain as Class Y shareholders. However, such shareholders may not make additional purchases of Class Y shares, nor may they reinvest dividends and distributions in respect of their Class Y shareholdings.

SPECIMEN PRICE MARK-UP

         Under the current distribution arrangements between the Fund and the Distributor, Class A shares of the Fund are sold at a maximum sales charge of 5.25%. Class Y shares are sold at net asset value. An example of the determination of the maximum offering price of the Fund's shares is as follows:


CLASS A
Net asset value.......................................................................................    $       10.00
Maximum sales charge (5.25% of offering price)........................................................             0.55
                                                                                                          -------------
Offering price to public. ............................................................................    $       10.55
                                                                                                          =============

CLASS Y
Net asset value and offering price to public..........................................................    $       10.00
                                                                                                          =============

                              REDEMPTION OF SHARES

         The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Trust uses the following procedures to process telephone redemptions: (1) obtaining some or all of the following information: account number, name(s), social security number registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner.

REDEMPTION IN KIND

         The Trust intends to pay in cash for all shares of the Fund redeemed, but the Trust reserves the right to make payment wholly or partly in shares of readily marketable investment securities. In such cases, a shareholder may incur brokerage costs in converting such securities to cash. However, the Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, pursuant to which it is obligated to pay in cash all request for redemptions by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Trust at the beginning of such period.

                             PORTFOLIO TRANSACTIONS

         The Trust has no obligation to deal with any broker-dealer or group of broker-dealers to execute transactions in its portfolio securities. In connection with its duties to arrange for the purchase and sale of the Fund's portfolio securities, The Asset Management Group and its Sub-Adviser select such broker-dealers ("Broker-Dealers") as will, in their judgment, implement the policy of the Trust to achieve quality execution at favorable prices through responsible Broker-Dealers, and in the case of agency transactions, at competitive commission rates. The Asset Management Group and its Sub-Adviser deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless they determine that better price or execution may be obtained by paying such commissions.

         In allocating transactions to Broker-Dealers, The Asset Management Group and its Sub-Adviser are authorized to consider, in determining whether a particular Broker-Dealer will provide best execution, the Broker-Dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission where it is believed that another Broker-Dealer would offer greater reliability or provide a better price or execution. In addition, although a higher commission is generally not paid to brokers who supply brokerage and research services, The Asset Management Group and its Sub-Adviser have each adopted a brokerage allocation policy in reliance on Section 28(e) of the Securities and Exchange Act of 1934, permitting them to cause the Fund to pay commission rates in excess of those another Broker-Dealer would have charged if The Asset Management Group or the Sub-Adviser determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the Broker-Dealer, viewed either in terms of the particular transaction or The Asset Management Group or the Sub-Adviser's overall responsibilities as to the accounts over which it exercises investment discretion.

          Research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities. Such research services may be provided by broker-dealers by way of access to various computer generated data, computer hardware and software, support and backup systems and related maintenance costs for such computer-generated data, computer hardware and software. In addition, services and equipment which facilitate the execution and monitoring of securities transactions may be provided by broker dealers by providing rapid communications with financial markets and broker-dealers, or by providing real-time tracking of orders, settlements, investment positions and relevant investment criteria and restrictions applicable to the execution of securities transactions. In some cases, brokerage and research services are generated by third parties but are provided to The Asset Management Group or Sub-Adviser by or through broker-dealers.

         In circumstances where The Asset Management Group or Sub-Adviser receives products or services that are used for certain administrative purposes, a "good faith" allocation analysis is performed to determine the amount that should be paid in hard dollars by the Asset Management Group or Sub-Adviser.

         If a transaction in question could be allocated to two or more Broker-Dealers, The Asset Management Group and its Sub-Adviser are authorized, in allocating portfolio trades, to consider whether a Broker-Dealer has sold shares of the Trust or any other investment company or companies having The Asset Management Group as its investment adviser or having the same administrator or principal underwriter as the Trust.


         Each year, The Asset Management Group assesses the contribution of the brokerage and research services provided by the Broker-Dealers, and whether the Broker-Dealers are providing best execution, and attempts to allocate a portion of its brokerage business in response to these assessments. Research analysts, counselors, and various investment committees each seek to evaluate the quality of the brokerage and research services they receive from Broker-Dealers and make judgments as to the level of business which would recognize such services. In addition, Broker-Dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual brokerage received by any firm may be less than the suggested allocations but can, and often does, exceed the suggestions, because the total business is allocated on the basis of all the considerations described above. This may lead to carry over soft dollar credits that will be incorporated in the subsequent years soft dollar tracking. The Asset Management Group will determine when to use soft dollars based on research needs to provide maximum client account benefit. In no case is a Broker-Dealer excluded from receiving business from The Asset Management Group because it has not been identified as providing research services. To the extent applicable, the Sub-Adviser follows similar practices.


         Brokerage and research services provided by Broker-Dealers may be used to service any or all of the clients of The Asset Management Group or Sub-Adviser and/or may be used in connection with accounts other than those that pay commissions to the Broker-Dealer providing the brokerage and research services.


         Purchases and sales of debt securities are usually principal transactions. The Fund may also purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, debt securities, taxable money market securities and over the counter equities are traded on a net basis and do not involve brokerage commissions. The cost of executing these securities transactions will consist primarily of dealer spreads and underwriting commissions. However, the Fund may use dealers to trade such securities on an agency basis for a stated commission in order achieve better price and execution



         Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. In the over-the-counter market, securities are either traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. However, the Fund may use dealers to trade such securities on an agency basis for a stated commission in order achieve better price and execution. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.



         Although the Investment Adviser and Sub-Adviser make investment decisions for the Trust independently from those of their other accounts, investments of the kind made by the Fund may often also be made by such other accounts. When the Investment Adviser or its Sub-Adviser buys or sells the same security at substantially the same time on behalf of the Fund and one or more other accounts managed by the Investment Adviser or Sub-Adviser, the Investment Adviser or Sub-Adviser allocates available investments by such means as, in its judgment, result in fair treatment. The Investment Adviser or Sub-Adviser aggregates orders for purchases and sales of securities of the same issuer on the same day among the Pacific Capital Funds and its other managed accounts, and the price paid to or received by the Funds and those accounts is the average obtained in those orders. In some cases, such aggregation and allocation procedures may affect adversely the price paid or received by the Funds or the size of the position purchased or sold by the Funds.


         Certain broker-dealers may be affiliates of the Sub-Adviser ("Affiliated Brokers"). The Sub-Adviser believes that it is in the best interests of the Fund for which it acts as Sub-Adviser to have the ability to execute brokerage transactions, when appropriate, through Affiliated Brokers. Accordingly, it intends to execute brokerage transactions on behalf of the Fund through Affiliated Brokers when appropriate and to the extent consistent with applicable laws and regulations. In such cases, the Affiliated

Brokers will act as agent for the Fund, and the Sub-Adviser will not enter into any transaction on behalf of the Fund in which an Affiliated Broker is acting as principal for its own account. In connection with such agency transactions, the affiliated Brokers will receive compensation in the form of brokerage commissions separate from the Sub-Adviser's sub-advisory fee.

         As a result of its investment policies, the Fund may engage in a substantial number of portfolio transactions. Accordingly, while the Fund anticipates that its annual portfolio turnover rate should not exceed 100% under normal conditions, it is impossible to predict portfolio turnover rates. A high turnover rate for the Fund's portfolio involves correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by the Fund. The portfolio turnover rate will not be a limiting factor when The Asset Management Group or the Sub-Adviser deems portfolio changes appropriate.

                      FEDERAL AND HAWAIIAN TAX INFORMATION

         The Prospectus describes generally the federal and certain Hawaiian tax treatment of distributions by the Fund. This section of the SAI includes certain additional information concerning federal and Hawaiian income taxes.

FEDERAL TAX INFORMATION

         Qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") generally requires, among other things, that (a) at least 90% of the Fund's annual gross income be derived from interest, payments with respect to securities loans, dividends, gains from the sale or other disposition of securities or options thereon, and certain related income; and (b) the Fund diversifies its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), or of two or more issuers which the Fund controls (i.e., owns, directly or indirectly, 20% of the voting stock) and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses. As a regulated investment company, the Fund will not be subject to federal income tax on its net investment income and net capital gains distributed to its shareholders, provided that it distributes to its shareholders at least 90% of its net investment income and tax-exempt income earned in each year.

         A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain minimum distribution requirements on a calendar year basis. For this purpose, any income or gain retained by the Fund that is subject to tax will be considered to have been distributed by year-end. In addition, dividends and distributions declared payable as of a date in October, November or December of any calendar year are deemed under the Code to have been received by the shareholders on December 31 of that calendar year (and also will be taxable to shareholders in such year) if the dividend is actually paid in the following January. The Fund intends to distribute substantially all of its net investment income and net capital gains and, thus, expects not to be subject to the excise tax.

         Income and dividends received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Shareholders may be able to claim U.S. foreign tax credits with respect to such taxes, subject to certain conditions and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held in the Fund. Because the Fund is expected to limit its investment in foreign securities, it will not be eligible to elect to "pass through" foreign tax credits to shareholders.

         Gains or losses on sales of portfolio securities by the Fund will be long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases where the Fund acquires a put or writes a call thereon or otherwise engages in a transaction that "tolls" the Fund's holding period. Other gains or losses on the sale of securities will be short-term capital gains or losses. The amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

         A capital gains distribution or dividend will be a return of invested capital to the extent the net asset value of an investor's shares is thereby reduced below his or her cost, even though the distribution would be taxable to the shareholder. A redemption of shares by a shareholder under these circumstances could result in a capital loss for federal income tax purposes.

         If a shareholder exchanges or otherwise disposes of shares of the Fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the Fund, or of a different fund, the sales charge previously incurred acquiring the Fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares.

         Any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

         If an option written by the Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction.

         If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

         The amount of any gain or loss realized by the Fund on closing out a futures contract will generally result in a realized capital gain or loss for tax purposes. Regulated futures contracts held at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes. In this regard, they will be deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net realized gain or loss from any actual sales, will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the marked to market rule and the "60%/40%" rule. Newly-enacted Code Section 1259 will require the recognition of gain (but not loss) if the Fund makes a "constructive sale" of an appreciated financial position (e.g., debt instruments and stock). The Fund generally will be considered to make a constructive sale of an appreciated financial position if it sells the same or substantially identical property short, enters into a futures or forward contract to deliver the same or substantially identical property, or enters into certain other similar transactions.

         Currency transactions may be subject to Section 988 of the Code, under which foreign currency gains or losses would generally be computed separately and treated as ordinary income or losses. The Fund will attempt to monitor
Section 988 transactions to avoid an adverse tax impact.

FOREIGN SHAREHOLDERS

         Under the Code, distributions of net investment income (including distributions of short-term capital gains) by the Fund to a nonresident alien individual, nonresident alien fiduciary of a trustor estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at the rate of 30% or a lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net capital gains derived by non-resident aliens or foreign entities that are not effectively connected with a U.S. trade or business are not subject to tax withholding, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax if the individual is physically present in the U.S. for more than 182 days during the taxable year (in which case the individual may be treated as a U.S. resident in any event).

OTHER MATTERS

         Investors should be aware that the investments to be made by the Fund may involve sophisticated tax rules such as the original issue discount, marked to market and real estate mortgage investment conduit ("REMIC") rules that would result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Fund will seek to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

                               GENERAL INFORMATION

CAPITALIZATION

         The Trust was organized as a Massachusetts business trust on October 30, 1992, and currently consists of twelve separately managed series. The Board of Trustees may establish additional series in the future. The Fund has unlimited transferable shares of beneficial interest, with no par value. When issued in accordance with the terms and procedures described in its Prospectuses, shares of the Fund are fully paid, non-assessable and freely transferable.

         The Fund is comprised of two classes of shares - Class A and Class Y.


         The Classes generally have identical rights with respect to the Fund of which they are a part, but there are certain matters which affect one class but not another. Currently, the only such matters are the existence of Distribution and Shareholder Service Plans with respect to Class A shares but not Class Y shares, the absence of any sales load with regard to the purchase of the Class Y shares, and the fact that a salesperson or any other person entitled to receive compensation for selling or servicing Class A or Class Y shares may receive different compensation with respect to one such Class over the other Class in the Fund. The Trust has a Prospectus for Class Y shares and a separate Prospectus for Class A shares of the Fund. Prospectuses may be obtained by calling the telephone number listed on the first page of the Prospectus.


VOTING

         Shareholders have the right to vote on the election of Trustees and on any and all matters as to which, by law or the provisions of the Declaration of Trust of the Trust, they may be entitled to vote. All shares of the Trust have equal voting rights and will be voted in the aggregate, and not by class or series, except where voting by class or series is required by law or where the matter involved affects only one class or series.

         When certain matters affect one class but not another, the shareholders will vote as a class regarding such matters. Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by Fund unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate.

         As used in the Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

         The Trust will dispense with annual meetings of shareholders in any year in which it is not required to elect Trustees under the 1940 Act. However, the Trust undertakes to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

         Each share of a class of the Fund represents an equal proportional interest in the Fund or portfolio with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund or portfolio as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of the Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to the Fund that are available for distribution, in such manner and on such basis as the Trustees in their sole discretion may determine.

         Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

SHAREHOLDER LIABILITY

         Under Massachusetts law, shareholders of the Fund could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust. The Declaration of Trust provides for indemnification out of the Fund's property for any losses and expenses of any shareholder of the Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

PRINCIPAL SHAREHOLDERS


         As of December 1, 2003, no person owned of record, or to the knowledge of management beneficially owned, five percent (5%) or more of the outstanding Class A or Class Y shares, as applicable, of the Fund (the Fund had not commenced operations as of such date). It is expected that the Bank of Hawaii or its affiliates may be deemed to have, or share, investment and/or voting power with respect to more than 50% of the shares of the Fund after commencement of the Fund's operations, based upon the Bank's investment discretion for trust and other client accounts, with respect to which shares the Bank of Hawaii and its affiliates disclaim beneficial ownership. In addition, such investment and/or voting power will change as the Bank of Hawaii and its affiliates periodically rebalance such accounts' holdings among the various Pacific Capital Funds and other investment options.


                                    CUSTODIAN

         The Bank of New York ("BNY" or "Custodian") has been retained as Custodian for the Fund. With regard to the Fund, the Custodian, among other things, maintains a custody account or accounts in the name of the Fund; receives and delivers all assets for the Fund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of the Fund and pays all expenses of the Fund. For its services as Custodian, BNY receives an asset-based fee.

                        INDEPENDENT AUDITORS AND COUNSEL


         Ernst & Young LLP serves as the independent auditors for the Trust. Ernst & Young LLP provides audit services, tax return preparation and assistance and consultation in connection with certain Commission filings. Its office is located at 1100 Huntington Center, 41 South High Street, Columbus, Ohio 43215.


         Paul, Hastings, Janofsky & Walker LLP serves as independent legal counsel for the Trust and its independent Trustees. Its office is located at 515 South Flower Street, Los Angeles, California 90071.

                              FINANCIAL INFORMATION

                  There is no financial information for the Fund as of the fiscal year ending July 31, 2003, since the Fund had not yet commenced operations.

                             REGISTRATION STATEMENT


         The Registration Statement, including the Prospectuses, the SAI and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                   APPENDIX A
                       RATINGS OF FIXED INCOME SECURITIES

         The following is a description of the ratings given by Moody's Investor Service, Inc. ("Moody's"), Duff & Phelps, Inc. ("D&P"), Fitch Investor Service ("Fitch"), Standard & Poor's Corporation ("S&P"), IBCA Limited ("IBCA") and Thompson Bank Watch ("Thompson"), each an NRSRO, to corporate bonds and commercial paper.

CORPORATE BOND RATINGS

MOODY's:

         Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

         A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

         Caa - Bonds rated Caa are of poor standing. Such issues maybe in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's may apply numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P:

         AAA - This is the highest rating assigned by Standard &Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

         BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

         B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

         CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

         CC - The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

         C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied

         CCC -- debt rating. The Crating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

         CI - The rating CI is reserved for income bonds on which no interest is being paid.

         D - Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.

         Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

         L - The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized.

         * - Continuance of the rating is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

         NR - Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

         Debt Obligations of Issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

D&P:

         AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         AA+, AA, AA- - High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         A+, A, A- - Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

         BBB+, BBB, BBB - Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

         BB+, BB, BB- - Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within this category.

         B+, B, B- - Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

         CCC - Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

         DD - Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

         DP - Preferred stock with dividend arrearages.

FITCH IBCA:

         AAA - Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         AA - Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         A - High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         BBB - Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         BB - Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         B - Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         CCC, CC, C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

         DDD, DD, D - Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50%-90%, and 'D' the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect for repaying all obligations.

         "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, to categories below "CCC", or to short-term ratings other than "F1'.

         NR - indicates that Fitch IBCA does not rate the issuer or issue in question.

         Withdrawn - A rating is withdrawn when Fitch IBCA deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

         RatingAlert - Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

THOMSON:

         Thomson rates only bank debt.

         AAA - Bonds rated AAA have a very high ability to pay interest and principal on a timely basis.

         AA - Bonds rated AA have a superior ability to pay interest and repay principal with limited incremental risk versus AAA bonds.

         A - Bonds rated A have a strong ability to repay principal and interest, but could be more vulnerable to adverse internal and external developments.

         BBB - Bonds rated BBB have an acceptable capacity to pay interest and repay principal and are more vulnerable to risk than higher-rated obligations.

         BB, B, CCC, and CC, designations are assigned by Thomson to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. BB indicates the lowest degree of speculation and CC the highest degree of speculation. The D designation indicates that the long-term debt is in default.

         The ratings from AAA through CC may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

                       CORPORATE COMMERCIAL PAPER RATINGS

MOODY's:


         The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act.



         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:


         P-1 (Prime-1) - Issuers rated P-1 have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics:

         Leading market positions in well established industries High rates of return on funds employed

         Conservative capitalization structures with moderate reliance on debt and ample asset protection - Broad margins in earnings coverage of fixed financial charges and high internal cash generation - Well established access to a range of financial markets and assured sources of alternate liquidity

         P-2 (Prime-2) - Issuers rated P-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be subject to more variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         P-3 (Prime-3) - Issuers rated P-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

         If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

S&P:

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

         A - Issues rated A are regarded as having the greatest capacity for timely payment. Bonds in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

         A-1 - Issues rated A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Commercial paper with overwhelming safety characteristics will be rated A-1+.

         A-2 - Issues rated A-2 have a strong capacity for timely payments on issues. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3 - Issues rated A-3 have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B - Issues rated B are regarded as having only adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

         C - Issues rated C are short-term debt obligations with a doubtful capacity for payment.

         D - This rating indicates that the issue is either in default or is expected to be in default upon maturity.

         D&P:

         Duff 1+ - The Duff 1+ rating for corporate commercial paper indicates the highest certainty of timely payment. Corporate commercial paper with very high certainty of payment, excellent liquidity and minor risk will be rated Duff
1. Corporate commercial paper with high certainty of timely payment, strong liquidity and very small risk will be rated Duff 1- .

         Duff 2 - The Duff 2 rating for corporate commercial paper indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital market is good. Risk factors are small.

FITCH IBCA:

         A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

         F1 - Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

         F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         F3 - Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         B - Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

         D - Default. Denotes actual or imminent payment default.

         "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, to categories below "CCC", or to short-term ratings other than "F1'.

         NR - indicates that Fitch IBCA does not rate the issuer or issue in question.

         Withdrawn - A rating is withdrawn when Fitch IBCA deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

         RatingAlert - Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

THOMSON:

         TBW-1 - The TBW-1 rating reflects a very high degree of likelihood that principal and interest will be timely repaid and paid.

         TBW-2 - Bank commercial paper rated TBW-2 has a strong degree of safety regarding payment.

         TBW-3 - Bank commercial paper rated TBW-3 is the lowest investment grade category, reflecting an adequate capacity to timely service principal and interest but more exposure to adverse internal and external developments than higher-rated issues.

         TBW-4 - Bank commercial paper rated TBW-4 indicates that the debt is regarded as non-investment grade and therefore speculative.

CORPORATE NOTE RATINGS

S&P:

         The two highest ratings for corporate notes are SP-1 and SP-2.

         SP-1 - Notes rated SP-1 reflect a very strong or strong capacity to pay principal and interest. Note issues with overwhelming safety characteristics will be rated SP-1+.

         SP-2 - Notes rated SP-2 reflect a satisfactory capacity to pay principal and interest.

D&P:

         D-1+ - Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         D-1 - Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         D-1- - High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         D-2 - Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         D-3 - Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         D-4 - Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

         D-5 - Issuer failed to meet scheduled principal and/or interest payments.

TAX EXEMPT BOND RATINGS

MOODY's:

         Moody's ratings for U.S. Tax Exempt Municipal Bonds range from Aaa to C and utilize substantially the same definitional elements as are set forth under the Moody's section of the Corporate Bond Ratings descriptions on page A-1.

S&P:

         S&P's ratings for U.S. Tax Exempt Municipal Bonds range from AAA to D and utilize substantially the same definitional elements as are set forth under the Moody's section of the Corporate Bond Ratings descriptions on page A-2.

D&P:

         D&P's ratings for U.S. Tax Exempt Municipal Bonds range from AAA to DP and utilize substantially the same definitional elements as are set forth under the D&P section of the Corporate Bond Ratings descriptions on page A-3.

FITCH IBCA:

         Fitch IBCA's ratings for U.S. Tax Exempt Municipal Bonds range from AAA to D and utilize substantially the same definitional elements as are set forth under the D&P section of the Corporate Bond Ratings descriptions on page A-3.

TAX EXEMPT NOTE RATINGS

MOODY's:

         MIG 1/VMIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG 2/VMIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

         MIG 3/VMIG 3 - This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         MIG 4/VMIG 4 - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

         SG - This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

         In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

         Issues that are subject to a periodic reoffer and resale in the secondary market in a "dutch auction" are assigned a long-term rating based only on Moody's assessment of the ability and willingness of the issuer to make timely principal and interest payments. Moody's expresses no opinion as to the ability of the holder to sell the security in a secondary market "dutch auction." Such issues are identified by the insertion of the words "dutch auction" into the name of the issue.

         Issues or the features associated with MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

S&P:

         Municipal notes with maturities of three years or less are usually given note ratings to distinguish more clearly the credit quality of notes as compared to bonds.

         SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus designation.

         SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         SP-3 - Speculative capacity to pay principal and interest.

D&P:

         D&P's ratings for U.S. Tax Exempt Notes range from D-1+ to D-5 and utilize substantially the same definitional elements as are set forth under the D&P section of the Corporate Notes Ratings descriptions on page A-9.

FITCH IBCA:

         Fitch IBCA's ratings for U.S. Tax Exempt Notes range from F-1 to D and utilize substantially the same definitional elements as are set forth under the D&P section of the Corporate Notes Ratings descriptions on page A-9.

                                     PART C

                                OTHER INFORMATION

ITEM 23.          EXHIBITS.

    Exhibit
    Number             Description
    ------             -----------

    (a-1)         Declaration of Trust(1)


    (a-2)         Amendment No. 1 to Declaration of Trust(1)


    (a-3)         Amendment No. 2 to Declaration of Trust(1)


    (a-4)         Amendment No. 3 to Declaration of Trust(3)


    (a-5)         Amendment No. 4 to Declaration of Trust(3)



    (a-6)         Amendment to Declaration of Trust(10)



    (b-1)         By-Laws(1)

    (b-2)         Amendment No. 1 to By-Laws(10)


    (c) Instruments Defining Rights of Shareholders (incorporated by reference to Exhibits a and b above.)


    (d-1)         Investment Advisory Agreement between Hawaiian Trust
                  Company, Limited and the Registrant, dated as of October 29, 1993 ("Investment Advisory Agreement")(1)


    (d-2)         Addendum to Investment Advisory Agreement(1)


    (d-3)         Amended Schedule A and Amended Addendum to
                  Investment Advisory Agreement(2)


    (d)(3.1)      Addendum to Investment Advisory Agreement(8)

    (d)(3.2)      Addendum to Investment Advisory Agreement(10)

    (d)(3.3)      Amended Appendix A Investment Advisory Agreement adding
                  Mid-Cap Fund (10)


    (d-4)         Sub-Advisory Agreement among the Registrant, Pacific Century
                  Trust and CMG First State (Hong Kong) LLC [New Asia Growth
                  Fund](4)

    (d)(4.1)      Addendum to Sub-Advisory Agreement among Registrant, the
                  Adviser and First State (Hong Kong) LLC (formerly CMG First
                  State (Hong Kong) LLC)(8)

    (d-5)         Sub-Advisory Agreement among the Registrant, Pacific
                  Century Trust and Nicholas-Applegate Capital Management
                  [International Stock Fund](2)


    (d-6)         Sub-Advisory Agreement among the Registrant, Pacific Century
                  Trust and Nicholas-Applegate Capital Management [Small Cap
                  Fund](4)

    (d-7)         Sub-Advisory Agreement among the Registrant, the Adviser and
                  Nicholas-Applegate Capital Management dated March 8, 2001
                  (Small Cap Fund and International Stock Fund)(7)

    (d)(7.1)      Addendum to Sub-Advisory Agreement among Registrant, the
                  Adviser and Nicholas-Applegate Capital Management(8)


    (d)(8)        Sub-Advisory Agreement, among the Registrant, the Adviser and
                  Bankoh Investment Partners, LLC [Mid-Cap Fund](10)




    (e-1) Distribution Agreement between BISYS Fund Services and the Registrant ("Distribution Agreement")(10)

    (e-2)         Selling Agreement(10)


    (f)           Not applicable


    (g-1) Custodian Agreement and Schedules between The Bank of New York and the Registrant(8)

    (g-2)         Foreign Custody Agreement and Schedules between The Bank of
                  New York and the Registrant(8)


    (h-1)         Administration Agreement between BISYS Fund Services
                  Ohio, Inc. and the Registrant(8)


    (h-5)         Fund Accounting Agreement between BISYS Fund
                  Services Ohio, Inc. and the Registrant(8)


    (h-6)         Transfer Agency Agreement between BISYS Fund Services Ohio,
                  Inc. and the Registrant("BISYS Transfer Agency Agreement")
                  (8)


    (h-7)         Amendment to the BISYS Transfer Agency Agreement(8)



    (h-8)         Sub-Administration Agreement among Registrant, BISYS Fund
                  Services Ohio, Inc. and Bank of Hawaii dated as of January 1, 2003 (9)


    (i-1)         Opinion and Consent of Counsel(1)


    (i-2)         Opinion and Consent of Counsel with respect to International
                  Stock Fund, Small Cap Fund and Value Fund(3)



    (i-3)         Opinion and Consent of Counsel with respect to Mid-Cap Fund(10)

    (j)           Not Applicable


    (k)           Not Applicable

   (l)           Form of investment letter(1)


    (m-1) Class A Distribution and Shareholder Service Plan between the Registrant and BISYS Fund Services (formerly, The Winsbury Company), dated as of October 29, 1993(1)


    (m-2) Amended Appendix A to the Class A Distribution and Shareholder Service Plan(10)


    (m-3) Class B Distribution and Shareholder Service Plan between the Registrant and BISYS Fund Services (formerly, The Winsbury Company), dated as of September 26, 1997(1)


    (m)(4) Amended Appendix A to the Class B Distribution and Shareholder Service Plan(8)


    (n)           Rule 18f-3 Plan(2)


    (o)           Not Applicable



    (p-1)         Code of Ethics of Registrant(10)

    (p-2)         Code of Ethics of Adviser(2)


    (p-3)         Code of Ethics of Distributor(5)

    (p-4)         Code of Ethics of Nicholas-Applegate Capital Management(7)

    (p-5)         Code of Ethics of First State Investments(7)


    (p-6)         Code of Ethics of Bankoh Investment Partners, LLC(10)


    (q-1) Powers of Attorney for Irimga McKay, Douglas Philpotts, Richard W. Gushman, II, Stanley W. Hong, Russell G. Okata, and Oswald K. Stender(1)


    (q-2)         Powers of Attorney for Donna Tanoue and Nadeem Yousaf(8)

-------------------------------------------------------


   (1) Filed as an exhibit to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A on September 30, 1997 and incorporated herein by reference.

   (2) Filed as an exhibit to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A on September 16, 1998 and incorporated herein by reference.

   (3) Filed as an exhibit to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A on December 1, 1998 and incorporated herein by reference.

   (4) Filed as an exhibit to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A on November 30, 1999 and incorporated herein by reference.

   (5) Filed as an exhibit to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A on May 26, 2000 and incorporated herein by reference.

   (6) Filed as an exhibit to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A on December 1, 2000 and incorporated herein by reference.

   (7) Filed as an exhibit to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A on November 30, 2001 and incorporated herein by reference.

   (8) Filed as an exhibit to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A on November 27, 2002 and incorporated herein by reference.


   (9) Filed as an exhibit to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A on November 25, 2003 and incorporated herein by reference.

   (10)  Filed herewith.

ITEM 24.         PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.


                  None.


ITEM 25.         INDEMNIFICATION.

                 Section 5.2 of the Registrant's Declaration of Trust, filed herewith as Exhibit 23(a), provides for indemnification of the Registrant's trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("Disabling Conduct").

                 Section 7 of the Registrant's Fund Accounting Agreement, filed herewith as Exhibit 23(h), provides for the indemnification of the Registrant's Fund Accounting Agent, and its directors, officers, employees and agents against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving Disabling Conduct. Section
1.11 of the Registrant's Distribution Agreement, filed herewith as Exhibit 23(e), provides for the indemnification of the Registrant's Distributor against certain liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct; and
Section 1.12 of such Agreement provides for indemnification by the Distributor of the Registrant's trustees and officers against certain liabilities incurred by them in connection with the Distributor's activities.

                 The Registrant has obtained a trustees' and officers' liability policy covering certain types of errors and omissions.

                 Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions set forth above, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND SUB-ADVISERS.

See the material following the caption "Management" appearing as a portion of Part B hereof. In addition, officers and directors of the Adviser and the Sub-Advisers not otherwise referenced, together with all other information required by this Item 26 including but not limited to, any other business, profession, vocation or employment of a substantial nature engaged in by such persons during the past two years, are as follows:

                                                              BUSINESS AND OTHER CONNECTIONS DURING THE
  NAME AND CURRENT POSITION                                   PAST TWO YEARS
  ----------------------------------------------------------------------------------------------------------
  AT THE ASSET MANAGEMENT GROUP OF THE BANK OF HAWAII
  ----------------------------------------------------------------------------------------------------------
       Howard M. Hodel                                        President, Bankoh Investment Partners, LLC
       Executive Vice President                               (July 2003 through Present)

                                                              Managing Director of Market Risk Control
                                                              Investments, Bank of America (1994 through
                                                              2003)

  ----------------------------------------------------------------------------------------------------------
       Robert I. Crowell                                      Executive Vice President and Treasurer of
       Executive Vice President and Manager                   Bank of Hawaii (1969 through March 2003)

  ----------------------------------------------------------------------------------------------------------
       William J. Barton                                      None
       Executive Vice President/Senior Vice President and
       Chief Investment Officer

  ----------------------------------------------------------------------------------------------------------
       Clyde N. Powers                                        None
       Vice President and Equity Team Leader

  ----------------------------------------------------------------------------------------------------------
       William L. Carpenter                                   None
       Vice President and Equity Team Leader

  ----------------------------------------------------------------------------------------------------------
       John J. Fujiwara                                       None
       Vice President and Risk Officer

  ----------------------------------------------------------------------------------------------------------

                                                              BUSINESS AND OTHER CONNECTIONS DURING THE
  NAME AND CURRENT POSITION                                   PAST TWO YEARS
  ----------------------------------------------------------------------------------------------------------

  AT NICHOLAS-APPLEGATE CAPITAL MANAGEMENT LLC
  ----------------------------------------------------------------------------------------------------------
       Arthur Edward Nicholas                                 Chairman, Nicholas-Applegate Capital
       Chairman                                               Management (October 2002 through Present)
                                                              Chief Executive Officer, Nicolas-Applegate
                                                              Capital Management (June 1984 through
                                                              October 2002)
                                                              Chairman, Nicholas-Applegate Securities
                                                              (December 1992 through Present)

  ----------------------------------------------------------------------------------------------------------
       Marna Cupp Whittington                                 President, Chief Executive Officer,
       President and Chief Executive Officer                  Nicolas-Applegate Capital Management
                                                              (October 2002 through Present)
                                                              President, Nicholas-Applegate Securities
                                                              (June 2001 through Present)

  ----------------------------------------------------------------------------------------------------------
       Horacio A. Valeiras                                    Chief Investment Officer, Nicholas-Applegate
       Chief Investment Officer                               Capital Management (August 2002 through
                                                              Present)
                                                              Morgan Stanley Investment Management
                                                              (January 1996 through July 2002)

  ----------------------------------------------------------------------------------------------------------
       Peter Johnson                                          Senior VP, Institutional Sales,
       Head of Client Service and Sales                       Nicolas-Applegate Capital Management
                                                              (February 1995 through Present)
                                                              Vice President, Nicholas-Applegate
                                                              Securities (January 1992 through Present)

  ----------------------------------------------------------------------------------------------------------
       Susan E. Small                                         Head of Consultant Relations,
       Head of Consultant Relations                           Nicholas-Applegate Capital Management (June
                                                              2001 through Present)

  ----------------------------------------------------------------------------------------------------------
       Eric S. Sagerman                                       Head of Global Marketing, Nicholas-Applegate
       Head of Global Marketing                               Capital Management (July 1999 through
                                                              Present)
                                                              Head of Global Marketing, Nicholas-Applegate
                                                              Securities (July 1999 through Present)

  ----------------------------------------------------------------------------------------------------------

                                                              BUSINESS AND OTHER CONNECTIONS DURING THE
  NAME AND CURRENT POSITION                                   PAST TWO YEARS
  ----------------------------------------------------------------------------------------------------------
       William Maher                                          CFO, Nicolas-Applegate Capital Management
       Chief Financial Officer                                (January 1999 through Present)
                                                              CFO, Nicholas-Applegate Securities (January
                                                              1999 through Present)

  ----------------------------------------------------------------------------------------------------------
       Edward Blake Moore, Jr.                                General Counsel, Secretary,
       General Counsel/Secretary                              Nicolas-Applegate Capital Management (August
                                                              1998 through Present)
                                                              General Counsel, Secretary,
                                                              Nicholas-Applegate Securities (September
                                                              1993 through Present)

  ----------------------------------------------------------------------------------------------------------
       Charles H. Field                                       Deputy General Counsel/Chief Compliance
       Deputy General Counsel/Chief Compliance Officer        Officer, Nicolas-Applegate Capital
                                                              Management (July 1996 through Present)
                                                              Deputy General Counsel/Chief Compliance
                                                              Officer, Nicholas-Applegate Securities
                                                              (October 2002 through Present)

  ----------------------------------------------------------------------------------------------------------
       Catherine Somhegyi Nicholas                            Portfolio Manager, Global Equities,
       Lead Portfolio Manager, Global Equities                Nicolas-Applegate Capital Management  (April
                                                              1987 through Present)

  ----------------------------------------------------------------------------------------------------------
       Andrew Beal                                            Lead Portfolio Manager, Emerging Countries,
       Lead Portfolio Manager, Emerging Countries             Nicolas-Applegate Capital Management (May
                                                              2001 through Present)

  ----------------------------------------------------------------------------------------------------------
       William Harwick Chenoweth                              Lead Portfolio Manager, US Mid Cap,
       Lead Portfolio Manager, US Mid Cap                     Nicolas-Applegate Capital Management (June
                                                              1998 through Present)

  ----------------------------------------------------------------------------------------------------------
       Douglas Gorman Forsyth                                 Lead Portfolio Manager - Convertibles and
       Lead Portfolio Manager, Convertibles and High Yield    High Yield, Nicolas-Applegate Capital
                                                              Management (September 1994 through Present)

  ----------------------------------------------------------------------------------------------------------
       Melissa Ann Gregolite                                  Lead Managed Accounts Portfolio Manager,
       Lead Portfolio Manager, Int'l Managed Accounts         International ADR & Global ADR,
                                                              Nicolas-Applegate Capital Management (April
                                                              1991 through Present)

  ----------------------------------------------------------------------------------------------------------

                                                              BUSINESS AND OTHER CONNECTIONS DURING THE
  NAME AND CURRENT POSITION                                   PAST TWO YEARS
  ----------------------------------------------------------------------------------------------------------
       Michael W. Barraclough                                 Lead Portfolio Manager, Managed Accounts US
       Lead Portfolio Manager, Managed Accounts US Large/Mid  Large/Mid, Nicolas-Applegate Capital
                                                              Management (December 1993 through Present)

  ----------------------------------------------------------------------------------------------------------
       Pedro Vincente Marcal                                  Portfolio Manager - Global Select,
       Portfolio Manager, Global                              Nicolas-Applegate Capital Management (June
                                                              1994 through Present)

  ----------------------------------------------------------------------------------------------------------
       John C. McCraw                                         Lead Portfolio Manager, US Emerging Growth,
       Lead Portfolio Manager, US Emerging Growth             Nicolas-Applegate Capital Management (June
                                                              1993 through Present)

  ----------------------------------------------------------------------------------------------------------
       Loretta Jean Morris                                    Lead Portfolio Manager, Int'l Equity,
       Lead Portfolio Manager, Int'l Equity                   Nicolas-Applegate Capital Management (March
                                                              1990 through Present)

  ----------------------------------------------------------------------------------------------------------
       Stephen Geoffrey Ross                                  Lead Portfolio Manager, US Large/Mid Cap,
       Lead Portfolio Manager, US Large/Mid Cap               Nicolas-Applegate Capital Management
                                                              (October 2002 through Present)
                                                              Registered Representative/Investment
                                                              Officer, Nicolas-Applegate Securities
                                                              (August 1994 through Present)

  ----------------------------------------------------------------------------------------------------------
       Mark W. Stuckelman                                     Lead Portfolio Manager, Small Cap Value,
       Lead Portfolio Manager, Small Cap Value                Nicolas-Applegate Capital Management
                                                              (December 1995 through Present)

  ----------------------------------------------------------------------------------------------------------
       Stephen C. Sexauer                                     Lead Portfolio Manager, Large Cap Value,
       Lead Portfolio Manager, Large Cap Value                Nicolas-Applegate Capital Management (March
                                                              2003 through Present)
                                                              Portfolio Manager, Morgan Stanley Investment
                                                              Management (July 1989 through March 2002)
  ----------------------------------------------------------- ----------------------------------------------

Information relating to the business and other connections of each of the other Sub-Advisers listed below and each director, officer or partner of such managers, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, are hereby incorporated by reference from each such Sub-Advisers Schedules A and D of Form ADV, as filed with the Securities and Exchange Commission, as follows:


SUB-ADVISER                                      SEC FILE NO. 801-
-----------                                      ------------------
First State (Hong Kong) LLC                        54681
Bankoh Investment Partners, LLC                    62267


ITEM 27.          PRINCIPAL UNDERWRITERS.


Item 27(a) BISYS Fund Services Limited Partnership ("BISYS" or the
           "Distributor") acts as principal underwriter for the following investment companies:

American Independence Funds Trust
American Performance Funds
AmSouth Funds
BB&T Funds
The Coventry Group
The Eureka Funds
First Focus Funds
The Hirtle Callaghan Trust
HSBC Advisor Funds Trust
HSBC Investor Funds
HSBC Investor Portfolios
The Infinity Mutual Funds, Inc.
Kensington Funds
LEADER Investor Portfolios
Legacy Funds Group
MMA Praxis Mutual Funds
Mercantile Funds, Inc.
Old Westbury Funds, Inc.
Pacific Capital Funds
USAllianz Variable Insurance Products Trust
Variable Insurance Funds
The Victory Portfolios
The Victory Variable Insurance Funds
Vintage Mutual Funds, Inc.

BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS' main address is 60 State Street, Suite 1300, Boston, MA 02109. Office of Supervisory Jurisdiction (OSJ) is at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.



Item 27(b) Information about Directors and Officers of BISYS is as follows:



NAME AND ADDRESS                     POSITION WITH UNDERWRITER                   POSITION WITH FUND
----------------                     -------------------------                   ------------------

BISYS Fund Services Ohio Inc.             Sole Limited Partner                     None
3435 Stelzer Road
Columbus, OH 43219

BISYS Fund Services Ohio Inc.             Sole General Partner                     None
3435 Stelzer Road
Columbus, OH 43219

Item 27(c)                    Not applicable.

ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS.

                  Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are as follows:


         (1)      Pacific Capital Funds
                  3435 Stelzer Road
                  Columbus, OH 43219-3035
                  Attention: Secretary
                  (Registrant)

         (2)      The Asset Management Group of Bank of Hawaii
                  Financial Plaza of the Pacific
                  111 S. King Street
                  Honolulu, Hawaii  96813
                  Attention:  Trust Investments
                  (Investment Adviser)

         (3)      BISYS Fund Services
                  3435 Stelzer Road
                  Columbus, OH 43219
                  (Administrator and Distributor)

         (4)      First State (Hong Kong) LLC
                  3 Exchange Square, Room 604-6
                  8 Connaught Place Central
                  Hong Kong
                  (Sub-Adviser)

         (5)      Nicholas-Applegate Capital Management
                  600 West Broadway
                  San Diego, California 92130
                  (Sub-Adviser)


         (6)      Bankoh Investment Partners, LLC
                  130 Merchant St., Suite 240
                  Honolulu, Hawaii 96813

ITEM 29.          MANAGEMENT SERVICES.

                  None.


ITEM 30.          UNDERTAKINGS.

                  Not Applicable.

                                   SIGNATURES



                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 21 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Honolulu, and State of Hawaii on the 29th day of December, 2003.




                                             PACIFIC CAPITAL FUNDS
                                             By: /s/ William Henry
                                                -------------------
                                                William Henry
                                                President


                  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated:



Signature                                   Title                                   Date
---------                                   -----                                   ----
/s/ William Henry                           President                               December 29, 2003
___________________________                 (Principal Executive
William Henry                               Officer)


/s/ Donna Tanoue           *                Trustee and Chairperson                 December 29, 2003
---------------------------
(Donna Tanoue)

/s/ Douglas Philpotts      *                Trustee
---------------------------                                                         December 29, 2003
(Douglas Philpotts)

/s/ Richard W. Gushman, II *                Trustee                                 December 29, 2003
---------------------------
(Richard W. Gushman, II)

/s/ Stanley W. Hong        *                Trustee                                 December 29, 2003
---------------------------
(Stanley W. Hong)

/s/ Russell K. Okata       *                Trustee                                 December 29, 2003
---------------------------
(Russell K. Okata)

/s/ Oswald K. Stender      *                Trustee                                 December 29, 2003
---------------------------
(Oswald K. Stender)

/s/ Nadeem Yousaf          *                Treasurer                               December 29, 2003
---------------------------                 (Principal Financial Officer)
(Nadeem Yousaf)

*/s/ Irimga McKay                                                                   December 29, 2003
---------------------------
(Irimga McKay, Attorney-in-Fact)


EXHIBIT INDEX



                             PACIFIC CAPITAL FUNDS
                       Post-Effective Amendment No. 21 to
                        Form N-1A Registration Statement


(a-6)             Amendment to Declaration of Trust

(b-1)             Amendment No. 1 to By-Laws

(d)(3.2)          Addendum to Investment Advisory Agreement

(d)(3.3)          Amended Appendix A to Investment Advisory Agreement adding
                  Mid-Cap Fund

(d-8) Sub-Advisory Agreement among Registrant, the Adviser and Bankoh Investment Partners, LLC

(e-1)             Distribution Agreement between BISYS Fund Services and the
                  Registrant

(e-2)             Selling Agreement

(i-3)             Opinion and Consent of Counsel with respect to Mid-Cap Fund

(m-2)             Amended Appendix A to the Class A Distribution and Shareholder
                  Service Plan

(p-1)             Code of Ethics of Registrant

(p-6)             Code of Ethics of Bankoh Investment Partners, LLC